UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23611

James Alpha Funds Trust
(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-814-8180

Date of fiscal year end:	8/31

Date of reporting period:	2/28/26

Item 1. Reports to Stockholders.

(a)
Easterly Global Real Estate Fund

Class A (JAREX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$196,206,088
Number of Portfolio Holdings	37
Advisory Fee (net of waivers)	$781,540
Portfolio Turnover	95%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.4%
France	0.8%
Bermuda	1.4%
Sweden	2.2%
Germany	2.5%
Spain	3.8%
Canada	5.7%
United Kingdom	9.4%
Australia	12.5%
United States	54.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Equinix, Inc.	4.5%
NETSTREIT Corporation	4.5%
Goodman Group	4.2%
Grainger PLC	3.7%
Welltower, Inc.	3.7%
Kite Realty Group Trust	3.6%
Simon Property Group, Inc.	3.5%
UNITE Group PLC (The)	3.4%
American Healthcare REIT, Inc.	3.3%
American Tower Corporation, Class A	3.3%

Easterly Global Real Estate Fund - Class A (JAREX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JAREX

Easterly Global Real Estate Fund

Class C (JACRX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$196,206,088
Number of Portfolio Holdings	37
Advisory Fee (net of waivers)	$781,540
Portfolio Turnover	95%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.4%
France	0.8%
Bermuda	1.4%
Sweden	2.2%
Germany	2.5%
Spain	3.8%
Canada	5.7%
United Kingdom	9.4%
Australia	12.5%
United States	54.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Equinix, Inc.	4.5%
NETSTREIT Corporation	4.5%
Goodman Group	4.2%
Grainger PLC	3.7%
Welltower, Inc.	3.7%
Kite Realty Group Trust	3.6%
Simon Property Group, Inc.	3.5%
UNITE Group PLC (The)	3.4%
American Healthcare REIT, Inc.	3.3%
American Tower Corporation, Class A	3.3%

Easterly Global Real Estate Fund - Class C (JACRX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JACRX

Easterly Global Real Estate Fund

Class I (JARIX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$196,206,088
Number of Portfolio Holdings	37
Advisory Fee (net of waivers)	$781,540
Portfolio Turnover	95%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.4%
France	0.8%
Bermuda	1.4%
Sweden	2.2%
Germany	2.5%
Spain	3.8%
Canada	5.7%
United Kingdom	9.4%
Australia	12.5%
United States	54.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Equinix, Inc.	4.5%
NETSTREIT Corporation	4.5%
Goodman Group	4.2%
Grainger PLC	3.7%
Welltower, Inc.	3.7%
Kite Realty Group Trust	3.6%
Simon Property Group, Inc.	3.5%
UNITE Group PLC (The)	3.4%
American Healthcare REIT, Inc.	3.3%
American Tower Corporation, Class A	3.3%

Easterly Global Real Estate Fund - Class I (JARIX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JARIX

Easterly Global Real Estate Fund

Class R6 (JARSX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$196,206,088
Number of Portfolio Holdings	37
Advisory Fee (net of waivers)	$781,540
Portfolio Turnover	95%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.4%
France	0.8%
Bermuda	1.4%
Sweden	2.2%
Germany	2.5%
Spain	3.8%
Canada	5.7%
United Kingdom	9.4%
Australia	12.5%
United States	54.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Equinix, Inc.	4.5%
NETSTREIT Corporation	4.5%
Goodman Group	4.2%
Grainger PLC	3.7%
Welltower, Inc.	3.7%
Kite Realty Group Trust	3.6%
Simon Property Group, Inc.	3.5%
UNITE Group PLC (The)	3.4%
American Healthcare REIT, Inc.	3.3%
American Tower Corporation, Class A	3.3%

Easterly Global Real Estate Fund - Class R6 (JARSX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JARSX

Easterly Hedged Equity Fund

Class A (JDAEX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$532,888,945
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$2,241,277
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Purchased Options	2.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.5%
Equity Option	-0.2%
Index Option	1.6%
Equity	89.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	89.1%
S&P 500 Index, 03/31/26 6800.0 Put	1.5%
S&P 500 Index, 03/20/26 6800.0 Put	0.7%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026	0.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027	0.4%
S&P 500 Index, 03/20/26 6750.0 Put	0.3%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026	0.2%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026	0.1%

Easterly Hedged Equity Fund - Class A (JDAEX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JDAEX

Easterly Hedged Equity Fund

Class C (JDCEX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$532,888,945
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$2,241,277
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Purchased Options	2.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.5%
Equity Option	-0.2%
Index Option	1.6%
Equity	89.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	89.1%
S&P 500 Index, 03/31/26 6800.0 Put	1.5%
S&P 500 Index, 03/20/26 6800.0 Put	0.7%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026	0.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027	0.4%
S&P 500 Index, 03/20/26 6750.0 Put	0.3%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026	0.2%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026	0.1%

Easterly Hedged Equity Fund - Class C (JDCEX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JDCEX

Easterly Hedged Equity Fund

Class I (JDIEX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$532,888,945
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$2,241,277
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Purchased Options	2.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.5%
Equity Option	-0.2%
Index Option	1.6%
Equity	89.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	89.1%
S&P 500 Index, 03/31/26 6800.0 Put	1.5%
S&P 500 Index, 03/20/26 6800.0 Put	0.7%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026	0.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027	0.4%
S&P 500 Index, 03/20/26 6750.0 Put	0.3%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026	0.2%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026	0.1%

Easterly Hedged Equity Fund - Class I (JDIEX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JDIEX

Easterly Hedged Equity Fund

Class R6 (JDSEX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$532,888,945
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$2,241,277
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Purchased Options	2.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.5%
Equity Option	-0.2%
Index Option	1.6%
Equity	89.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	89.1%
S&P 500 Index, 03/31/26 6800.0 Put	1.5%
S&P 500 Index, 03/20/26 6800.0 Put	0.7%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026	0.4%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027	0.4%
S&P 500 Index, 03/20/26 6750.0 Put	0.3%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026	0.2%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026	0.1%
State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026	0.1%

Easterly Hedged Equity Fund - Class R6 (JDSEX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JDSEX

Easterly Income Opportunities Fund

Class A (JASVX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$424,851,266
Number of Portfolio Holdings	866
Advisory Fee (net of waivers)	$1,871,462
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.1%
Corporate Bonds	16.8%
Municipal Bonds	0.3%
U.S. Government & Agencies	9.8%

What did the Fund invest in?

Industry Weighting (% of net assets)

CMO
26.1%
Non Agency CMBS
22.0%
Institutional Financial Services
8.1%
U.S. Treasury Bills
5.9%
Home Equity
4.6%
Other ABS
4.3%
Specialty Finance
4.0%
U.S. Treasury Notes
2.8%
Banking
2.5%
Student Loans
1.6%
Residential Mortgage
1.7%
Agency CMBS
1.7%
CDO
1.2%
Whole Business
0.9%
Other Industries
1.6%
Other Assets in Excess of Liabilities
11.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	11.0%
Other Industries	1.6%
Whole Business	0.9%
CDO	1.2%
Agency CMBS	1.7%
Residential Mortgage	1.7%
Student Loans	1.6%
Banking	2.5%
U.S. Treasury Notes	2.8%
Specialty Finance	4.0%
Other ABS	4.3%
Home Equity	4.6%
U.S. Treasury Bills	5.9%
Institutional Financial Services	8.1%
Non Agency CMBS	22.0%
CMO	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, , 3.360%, 03/24/26	3.5%
United States Treasury Note, , 3.625%, 12/31/30	2.8%
United States Treasury Bill, , 3.580%, 04/30/26	2.3%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.5%
CHNGE Mortgage Trust, 2023-2, 7.962%, 06/25/58	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.0%
Morgan Stanley, , 10.000%, 04/30/30	0.9%
CHNGE Mortgage Trust, 2023-4, 8.399%, 09/25/58	0.9%

Easterly Income Opportunities Fund - Class A (JASVX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JASVX

Easterly Income Opportunities Fund

Class C (JSVCX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$424,851,266
Number of Portfolio Holdings	866
Advisory Fee (net of waivers)	$1,871,462
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.1%
Corporate Bonds	16.8%
Municipal Bonds	0.3%
U.S. Government & Agencies	9.8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	11.0%
Other Industries	1.6%
Whole Business	0.9%
CDO	1.2%
Agency CMBS	1.7%
Residential Mortgage	1.7%
Student Loans	1.6%
Banking	2.5%
U.S. Treasury Notes	2.8%
Specialty Finance	4.0%
Other ABS	4.3%
Home Equity	4.6%
U.S. Treasury Bills	5.9%
Institutional Financial Services	8.1%
Non Agency CMBS	22.0%
CMO	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, , 3.360%, 03/24/26	3.5%
United States Treasury Note, , 3.625%, 12/31/30	2.8%
United States Treasury Bill, , 3.580%, 04/30/26	2.3%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.5%
CHNGE Mortgage Trust, 2023-2, 7.962%, 06/25/58	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.0%
Morgan Stanley, , 10.000%, 04/30/30	0.9%
CHNGE Mortgage Trust, 2023-4, 8.399%, 09/25/58	0.9%

Easterly Income Opportunities Fund - Class C (JSVCX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JSVCX

Easterly Income Opportunities Fund

Class I (JSVIX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$424,851,266
Number of Portfolio Holdings	866
Advisory Fee (net of waivers)	$1,871,462
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.1%
Corporate Bonds	16.8%
Municipal Bonds	0.3%
U.S. Government & Agencies	9.8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	11.0%
Other Industries	1.6%
Whole Business	0.9%
CDO	1.2%
Agency CMBS	1.7%
Residential Mortgage	1.7%
Student Loans	1.6%
Banking	2.5%
U.S. Treasury Notes	2.8%
Specialty Finance	4.0%
Other ABS	4.3%
Home Equity	4.6%
U.S. Treasury Bills	5.9%
Institutional Financial Services	8.1%
Non Agency CMBS	22.0%
CMO	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, , 3.360%, 03/24/26	3.5%
United States Treasury Note, , 3.625%, 12/31/30	2.8%
United States Treasury Bill, , 3.580%, 04/30/26	2.3%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.5%
CHNGE Mortgage Trust, 2023-2, 7.962%, 06/25/58	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.0%
Morgan Stanley, , 10.000%, 04/30/30	0.9%
CHNGE Mortgage Trust, 2023-4, 8.399%, 09/25/58	0.9%

Easterly Income Opportunities Fund - Class I (JSVIX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JSVIX

Easterly Income Opportunities Fund

Class R6 (JASSX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$424,851,266
Number of Portfolio Holdings	866
Advisory Fee (net of waivers)	$1,871,462
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.1%
Corporate Bonds	16.8%
Municipal Bonds	0.3%
U.S. Government & Agencies	9.8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	11.0%
Other Industries	1.6%
Whole Business	0.9%
CDO	1.2%
Agency CMBS	1.7%
Residential Mortgage	1.7%
Student Loans	1.6%
Banking	2.5%
U.S. Treasury Notes	2.8%
Specialty Finance	4.0%
Other ABS	4.3%
Home Equity	4.6%
U.S. Treasury Bills	5.9%
Institutional Financial Services	8.1%
Non Agency CMBS	22.0%
CMO	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, , 3.360%, 03/24/26	3.5%
United States Treasury Note, , 3.625%, 12/31/30	2.8%
United States Treasury Bill, , 3.580%, 04/30/26	2.3%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.5%
CHNGE Mortgage Trust, 2023-2, 7.962%, 06/25/58	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.0%
Morgan Stanley, , 10.000%, 04/30/30	0.9%
CHNGE Mortgage Trust, 2023-4, 8.399%, 09/25/58	0.9%

Easterly Income Opportunities Fund - Class R6 (JASSX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-JASSX

Easterly Snow Long/Short Opportunity Fund

Class A (SNOAX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$109,173,897
Number of Portfolio Holdings	125
Advisory Fee	$404,135
Portfolio Turnover	23%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.5%
Communications	2.2%
Utilities	2.3%
Equity	2.9%
Consumer Staples	4.4%
Industrials	8.7%
Consumer Discretionary	10.4%
Technology	10.6%
Health Care	15.6%
Materials	18.7%
Energy	19.3%
Financials	20.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	5.1%
JPMorgan Chase & Company	3.5%
Range Resources Corporation	3.4%
ConocoPhillips	3.3%
Alamos Gold, Inc.	3.1%
Agnico Eagle Mines Ltd.	3.1%
Whitecap Resources, Inc.	3.0%
VanEck Junior Gold Miners ETF	2.9%
Pacira BioSciences, Inc.	2.8%
Sanofi - ADR	2.7%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Energy	-0.9%
Consumer Staples	-0.9%
Materials	-1.3%
Financials	-2.7%
Call Options Written	-3.0%
Commodity	-3.4%
Equity	-28.2%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

Easterly Snow Long/Short Opportunity Fund - Class A (SNOAX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-SNOAX

Easterly Snow Long/Short Opportunity Fund

Class C (SNOCX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	2.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$109,173,897
Number of Portfolio Holdings	125
Advisory Fee	$404,135
Portfolio Turnover	23%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.5%
Communications	2.2%
Utilities	2.3%
Equity	2.9%
Consumer Staples	4.4%
Industrials	8.7%
Consumer Discretionary	10.4%
Technology	10.6%
Health Care	15.6%
Materials	18.7%
Energy	19.3%
Financials	20.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	5.1%
JPMorgan Chase & Company	3.5%
Range Resources Corporation	3.4%
ConocoPhillips	3.3%
Alamos Gold, Inc.	3.1%
Agnico Eagle Mines Ltd.	3.1%
Whitecap Resources, Inc.	3.0%
VanEck Junior Gold Miners ETF	2.9%
Pacira BioSciences, Inc.	2.8%
Sanofi - ADR	2.7%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Energy	-0.9%
Consumer Staples	-0.9%
Materials	-1.3%
Financials	-2.7%
Call Options Written	-3.0%
Commodity	-3.4%
Equity	-28.2%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

Easterly Snow Long/Short Opportunity Fund - Class C (SNOCX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-SNOCX

Easterly Snow Long/Short Opportunity Fund

Class I (SNOIX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$109,173,897
Number of Portfolio Holdings	125
Advisory Fee	$404,135
Portfolio Turnover	23%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.5%
Communications	2.2%
Utilities	2.3%
Equity	2.9%
Consumer Staples	4.4%
Industrials	8.7%
Consumer Discretionary	10.4%
Technology	10.6%
Health Care	15.6%
Materials	18.7%
Energy	19.3%
Financials	20.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	5.1%
JPMorgan Chase & Company	3.5%
Range Resources Corporation	3.4%
ConocoPhillips	3.3%
Alamos Gold, Inc.	3.1%
Agnico Eagle Mines Ltd.	3.1%
Whitecap Resources, Inc.	3.0%
VanEck Junior Gold Miners ETF	2.9%
Pacira BioSciences, Inc.	2.8%
Sanofi - ADR	2.7%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Energy	-0.9%
Consumer Staples	-0.9%
Materials	-1.3%
Financials	-2.7%
Call Options Written	-3.0%
Commodity	-3.4%
Equity	-28.2%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

Easterly Snow Long/Short Opportunity Fund - Class I (SNOIX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-SNOIX

Easterly Snow Long/Short Opportunity Fund

Class R6 (SNORX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$109,173,897
Number of Portfolio Holdings	125
Advisory Fee	$404,135
Portfolio Turnover	23%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.5%
Communications	2.2%
Utilities	2.3%
Equity	2.9%
Consumer Staples	4.4%
Industrials	8.7%
Consumer Discretionary	10.4%
Technology	10.6%
Health Care	15.6%
Materials	18.7%
Energy	19.3%
Financials	20.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	5.1%
JPMorgan Chase & Company	3.5%
Range Resources Corporation	3.4%
ConocoPhillips	3.3%
Alamos Gold, Inc.	3.1%
Agnico Eagle Mines Ltd.	3.1%
Whitecap Resources, Inc.	3.0%
VanEck Junior Gold Miners ETF	2.9%
Pacira BioSciences, Inc.	2.8%
Sanofi - ADR	2.7%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Energy	-0.9%
Consumer Staples	-0.9%
Materials	-1.3%
Financials	-2.7%
Call Options Written	-3.0%
Commodity	-3.4%
Equity	-28.2%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

Easterly Snow Long/Short Opportunity Fund - Class R6 (SNORX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-SNORX

Easterly Snow Small Cap Value Fund

Class A (SNWAX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$42,641,163
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$38,105
Portfolio Turnover	63%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
26.0%
Consumer Discretionary
18.8%
Health Care
13.1%
Materials
10.8%
Technology
10.7%
Industrials
6.7%
Energy
5.6%
Real Estate
4.7%
Communications
2.0%
Consumer Staples
0.5%
Other Assets in Excess of Liabilities
1.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	0.5%
Communications	2.0%
Real Estate	4.7%
Energy	5.6%
Industrials	6.7%
Technology	10.7%
Materials	10.8%
Health Care	13.1%
Consumer Discretionary	18.8%
Financials	26.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Molina Healthcare, Inc.	4.8%
Photronics, Inc.	4.4%
Astec Industries, Inc.	4.1%
Abercrombie & Fitch Company, Class A	4.1%
Cleveland-Cliffs, Inc.	4.0%
Jackson Financial, Inc.	3.9%
Zions Bancorp National Association	3.9%
Progyny, Inc.	3.7%
Commercial Metals Company	3.7%
Open Text Corporation	3.6%

Easterly Snow Small Cap Value Fund - Class A (SNWAX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-SNWAX

Easterly Snow Small Cap Value Fund

Class C (SNWCX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$42,641,163
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$38,105
Portfolio Turnover	63%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	0.5%
Communications	2.0%
Real Estate	4.7%
Energy	5.6%
Industrials	6.7%
Technology	10.7%
Materials	10.8%
Health Care	13.1%
Consumer Discretionary	18.8%
Financials	26.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Molina Healthcare, Inc.	4.8%
Photronics, Inc.	4.4%
Astec Industries, Inc.	4.1%
Abercrombie & Fitch Company, Class A	4.1%
Cleveland-Cliffs, Inc.	4.0%
Jackson Financial, Inc.	3.9%
Zions Bancorp National Association	3.9%
Progyny, Inc.	3.7%
Commercial Metals Company	3.7%
Open Text Corporation	3.6%

Easterly Snow Small Cap Value Fund - Class C (SNWCX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-SNWCX

Easterly Snow Small Cap Value Fund

Class I (SNWIX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$42,641,163
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$38,105
Portfolio Turnover	63%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	0.5%
Communications	2.0%
Real Estate	4.7%
Energy	5.6%
Industrials	6.7%
Technology	10.7%
Materials	10.8%
Health Care	13.1%
Consumer Discretionary	18.8%
Financials	26.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Molina Healthcare, Inc.	4.8%
Photronics, Inc.	4.4%
Astec Industries, Inc.	4.1%
Abercrombie & Fitch Company, Class A	4.1%
Cleveland-Cliffs, Inc.	4.0%
Jackson Financial, Inc.	3.9%
Zions Bancorp National Association	3.9%
Progyny, Inc.	3.7%
Commercial Metals Company	3.7%
Open Text Corporation	3.6%

Easterly Snow Small Cap Value Fund - Class I (SNWIX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-SNWIX

Easterly Snow Small Cap Value Fund

Class R6 (SNWRX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$42,641,163
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$38,105
Portfolio Turnover	63%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	0.5%
Communications	2.0%
Real Estate	4.7%
Energy	5.6%
Industrials	6.7%
Technology	10.7%
Materials	10.8%
Health Care	13.1%
Consumer Discretionary	18.8%
Financials	26.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Molina Healthcare, Inc.	4.8%
Photronics, Inc.	4.4%
Astec Industries, Inc.	4.1%
Abercrombie & Fitch Company, Class A	4.1%
Cleveland-Cliffs, Inc.	4.0%
Jackson Financial, Inc.	3.9%
Zions Bancorp National Association	3.9%
Progyny, Inc.	3.7%
Commercial Metals Company	3.7%
Open Text Corporation	3.6%

Easterly Snow Small Cap Value Fund - Class R6 (SNWRX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-SNWRX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

SEMI-ANNUAL FINANCIAL
STATEMENTS AND ADDITIONAL
INFORMATION
FEBRUARY 28, 2026

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO
HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.6%
	Australia - 12.5%
398,356	Goodman Group	$8,195,418
1,264,492	Lifestyle Communities Ltd.(a)	4,464,809
597,544	NEXTDC Ltd.(a)	5,897,464
1,631,138	Stockland	5,932,581
		24,490,272
	Bermuda - 1.4%
316,705	Hongkong Land Holdings Ltd.	2,745,832

	Canada - 5.7%
221,704	Chartwell Retirement Residences	3,611,630
324,474	Killam Apartment Real Estate Investment Trust	4,020,242
278,065	Minto Apartment Real Estate Investment Trust	3,577,742
		11,209,614
	France - 0.8%
11,844	Unibail-Rodamco-Westfield	1,484,626

	Germany - 2.5%
306,159	Instone Real Estate Group S.E. (b),(c)	3,399,585
78,601	TAG Immobilien A.G.	1,533,882
		4,933,467
	Spain - 3.8%
159,581	Cellnex Telecom S.A.(b)	6,067,935
82,281	Merlin Properties Socimi S.A.	1,453,669
		7,521,604
	Sweden - 2.2%
77,493	Catena A.B.	4,272,394

	United Kingdom - 9.4%
2,827,663	Grainger PLC	7,297,430
1,956,186	Tritax Big Box REIT PLC	4,532,442
987,591	UNITE Group PLC (The)	6,694,746
		18,524,618
	United States - 54.3%
122,838	American Healthcare REIT, Inc.	6,417,057

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	United States - 54.3% (Continued)
145,013	American Homes 4 Rent, Class A	$4,350,390
33,274	American Tower Corporation, Class A	6,383,950
108,179	COPT Defense Properties	3,437,929
32,973	Digital Realty Trust, Inc.	5,842,816
114,681	Ellington Financial, Inc.	1,424,338
9,018	Equinix, Inc.	8,785,876
91,571	First Industrial Realty Trust, Inc.	5,781,793
49,596	Iron Mountain, Inc.	5,372,735
273,653	Kite Realty Group Trust	7,128,661
28,625	Mid-America Apartment Communities, Inc.	3,831,743
421,086	NETSTREIT Corporation	8,745,955
121,265	Omega Healthcare Investors, Inc.	5,853,462
26,644	Prologis, Inc.	3,798,635
151,852	Rexford Industrial Realty, Inc.	5,689,894
13,630	SBA Communications Corporation, Class A	2,741,811
34,139	Simon Property Group, Inc.	6,959,236
7,517	Sun Communities, Inc.	1,025,770
185,185	VICI Properties, Inc.	5,594,439
35,180	Welltower, Inc.	7,286,482
		106,452,972

	TOTAL COMMON STOCKS (Cost $189,452,718)	181,635,399

	TOTAL INVESTMENTS - 92.6% (Cost $189,452,718)	$181,635,399
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%	14,570,689
	NET ASSETS - 100.0%	$196,206,088
Portfolio Composition By Industry - Unaudited
Engineering & Construction	3.1%	REIT	71.8%
Health Care Facilities & Services	1.9%	Specialty Finance	0.7%
Home Construction	2.3%	Telecommunications	3.0%
Real Estate Owners & Developers	9.8%	Other Assets In Excess of Liabilities	7.4%
		Net Assets	100.0%

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europeae

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is 9,467,520 or 4.8% of net assets.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. As of February 28, 2026, the value of securities amounted to $3,399,585 or 1.7% of net assets.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 89.1%
	EQUITY - 89.1%
692,500	State Street SPDR S&P 500 ETF Trust (a)					$475,048,075
	TOTAL EXCHANGE-TRADED FUNDS (Cost$407,507,146)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 2.6%
	PUT OPTIONS PURCHASED - 2.6%
250	S&P 500 Index	PER	03/20/2026	$6,750	$171,972,000	$1,751,250
500	S&P 500 Index	PER	03/20/2026	6,800	343,944,000	3,902,500
800	S&P 500 Index	PER	03/31/2026	6,800	550,310,400	8,092,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $13,398,688)					13,745,750

	TOTAL INVESTMENTS - 91.7% (Cost $420,905,834)					$488,793,825
	PUT OPTIONS WRITTEN - (1.0)% (Premiums received - $5,301,703)					(5,109,000)
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $3,024,369)					(1,033,025)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.5%					50,237,145
	NET ASSETS - 100.0%					$532,888,945

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (1.0)%
	PUT OPTIONS WRITTEN - (1.0)%
300	S&P 500 Index	PER	03/20/2026	$6,400	$206,366,400	$646,500
450	S&P 500 Index	PER	03/20/2026	6,450	309,549,600	1,174,500
800	S&P 500 Index	PER	03/31/2026	6,450	550,310,400	3,288,000
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $5,301,703)					5,109,000

	WRITTEN EQUITY OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN - (0.2)%
1,050	State Street SPDR S&P 500 ETF Trust	PER	03/13/2026	700	72,028,950	219,450
1,425	State Street SPDR S&P 500 ETF Trust	PER	03/20/2026	705	97,753,575	269,325
2,100	State Street SPDR S&P 500 ETF Trust	PER	03/20/2026	707	144,057,900	294,000
2,750	State Street SPDR S&P 500 ETF Trust	PER	03/20/2026	710	188,647,250	250,250
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $3,024,369)					1,033,025

	TOTAL OPTIONS WRITTEN (Premiums received - $8,326,072)					$6,142,025

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing

(a)	A portion of this security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

TOTAL RETURN SWAP

										Upfront	Unrealized
	Payment						Number Of	Maturity	Notional	Payments/	Appreciation
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	(Depreciation)
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	6/22/2026	$5,942,800	$—	$762,205
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.70%	Goldman Sachs	25,000	7/2/2026	15,433,000	—	1,317,652
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.65%	Goldman Sachs	20,000	8/31/2026	12,720,000	—	723,957
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	82,500	9/8/2026	53,501,539	—	2,253,763
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.00%	Goldman Sachs	40,000	12/7/2026	26,838,800	—	285,288
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.83%	Goldman Sachs	20,000	3/3/2027	13,926,000	—	(247,908)
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.85%	Goldman Sachs	105,000	3/4/2027	68,877,438	—	2,036,620
State Street SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.65%	Goldman Sachs	15,000	3/29/2027	10,339,950	—	(51,338)
											$7,080,239

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AUTOMOTIVE - 3.0%
13,431	Visteon Corporation	$1,284,944

	BANKING - 18.7%
39,353	Associated Banc-Corporation	1,039,313
52,036	Columbia Banking System, Inc.	1,480,424
24,421	First Commonwealth Financial Corporation	428,100
65,242	Flagstar Financial, Inc.	827,921
68,719	FNB Corporation	1,167,536
57,428	Old National Bancorp	1,326,587
28,679	Zions Bancorp National Association	1,642,732
		7,912,613
	BIOTECH & PHARMA - 1.4%
14,567	Collegium Pharmaceutical, Inc.(a)	607,007

	COMMERCIAL SUPPORT SERVICES - 0.5%
25,200	Cross Country Healthcare, Inc.(a)	219,240

	CONSUMER SERVICES - 3.6%
18,018	Stride, Inc.(a)	1,520,359

	FOOD - 0.5%
5,329	Pilgrim’s Pride Corporation	230,000

	HEALTH CARE FACILITIES & SERVICES - 8.5%
13,189	Molina Healthcare, Inc.(a)	2,031,766
90,344	Progyny, Inc.(a)	1,598,185
		3,629,951
	HOME & OFFICE PRODUCTS - 0.7%
4,401	Whirlpool Corporation	301,160

	HOME CONSTRUCTION - 0.8%
4,687	Meritage Homes Corporation	353,494

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HOTEL REIT - 0.5%
18,873	Park Hotels & Resorts, Inc.	$213,454

	INDUSTRIAL REIT - 0.5%
4,421	LXP Industrial Trust	219,105

	INDUSTRIAL SUPPORT SERVICES - 1.0%
1,494	WESCO International, Inc.	432,513

	INSURANCE - 7.3%
20,525	CNO Financial Group, Inc.	858,150
15,132	Jackson Financial, Inc.	1,656,651
17,983	Lincoln National Corporation	616,817
		3,131,618
	INTERNET MEDIA & SERVICES - 2.0%
62,697	Lyft, Inc., Class A(a)	867,726

	LEISURE FACILITIES & SERVICES - 3.5%
10,203	Brinker International, Inc.(a)	1,512,085

	MACHINERY - 5.2%
28,361	Astec Industries, Inc.	1,760,935
6,485	Terex Corporation	446,103
		2,207,038
	MEDICAL EQUIPMENT & DEVICES - 3.2%
21,353	Avanos Medical, Inc.(a)	301,077
6,392	Haemonetics Corporation(a)	404,741
31,460	Inmode Ltd.(a)	432,576
2,930	Lantheus Holdings, Inc.(a)	219,486
		1,357,880
	METALS & MINING - 3.1%
47,308	Hudbay Minerals, Inc.	1,340,236

	OIL & GAS PRODUCERS - 5.6%
5,568	CNX Resources Corporation(a)	232,631

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	OIL & GAS PRODUCERS - 5.6% (Continued)
35,804	Delek US Holdings, Inc.	$1,364,491
28,626	Northern Oil & Gas, Inc.	789,791
		2,386,913
	REITS - 2.2%
41,521	Highwoods Properties, Inc.	933,807

	RETAIL - DISCRETIONARY - 7.3%
17,861	Abercrombie & Fitch Company, Class A(a)	1,746,805
53,233	American Eagle Outfitters, Inc.	1,307,935
		3,054,740
	RETAIL REIT - 0.4%
5,763	Brixmor Property Group, Inc.	174,446

	SELF-STORAGE REIT - 1.1%
12,823	National Storage Affiliates Trust	449,061

	SEMICONDUCTORS - 7.0%
3,800	Diodes, Inc.(a)	259,274
50,398	Photronics, Inc.(a)	1,886,397
6,744	Silicon Motion Technology Corporation - ADR	871,527
		3,017,198
	SOFTWARE - 3.6%
61,758	Open Text Corporation	1,529,746

	STEEL - 7.7%
160,005	Cleveland-Cliffs, Inc.(a)	1,705,653
21,493	Commercial Metals Company	1,575,437
		3,281,090

	TOTAL COMMON STOCKS (Cost $36,068,365)	42,167,424

	TOTAL INVESTMENTS - 98.9% (Cost $36,068,365)	$42,167,424
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	473,739
	NET ASSETS - 100.0%	$42,641,163

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

ADR	- American Depositary Receipt

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 108.8%
	APPAREL & TEXTILE PRODUCTS - 2.7%
31,800	Carter’s, Inc.	$1,066,890
27,217	PVH Corporation	1,867,086
		2,933,976
	AUTOMOTIVE - 3.0%
64,400	Gentex Corporation	1,506,960
18,000	Visteon Corporation	1,722,060
		3,229,020
	BANKING - 11.8%
27,070	Bank of America Corporation	1,348,898
25,740	Citigroup, Inc.	2,836,291
80,470	Columbia Banking System, Inc.	2,289,372
21,000	Fifth Third Bancorp	1,038,870
12,900	JPMorgan Chase & Company	3,873,869
66,700	Old National Bancorp	1,540,770
		12,928,070
	BEVERAGES - 1.4%
9,600	Constellation Brands, Inc., Class A	1,515,456

	BIOTECH & PHARMA - 12.5%
26,800	BioMarin Pharmaceutical, Inc.(a)	1,654,364
10,030	Johnson & Johnson	2,491,753
138,400	Pacira BioSciences, Inc.(a)	3,032,344
81,600	Pfizer, Inc.	2,256,240
1,620	Regeneron Pharmaceuticals, Inc.	1,266,305
60,296	Sanofi - ADR - ADR	2,934,003
		13,635,009
	CHEMICALS - 1.3%
125,130	Ecovyst, Inc.(a)	1,410,215

	ELECTRICAL EQUIPMENT - 2.5%
12,300	Atkore, Inc.	795,933
51,320	Sensata Technologies Holding PLC	1,916,288
		2,712,221

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	ENTERTAINMENT CONTENT - 1.0%
10,200	Walt Disney Company (The)	$1,081,608

	GAS & WATER UTILITIES - 2.3%
68,450	UGI Corporation	2,560,715

	HEALTH CARE FACILITIES & SERVICES - 2.3%
33,000	Centene Corporation(a)	1,481,040
3,100	Elevance Health, Inc.	992,000
		2,473,040
	HOUSEHOLD PRODUCTS - 1.8%
102,000	Kenvue, Inc.	1,950,240

	INDUSTRIAL SUPPORT SERVICES - 2.5%
9,360	WESCO International, Inc.	2,709,720

	INSURANCE - 6.0%
9,330	Hartford Insurance Group, Inc. (The)	1,313,944
15,400	Jackson Financial, Inc.	1,685,992
49,190	Lincoln National Corporation	1,687,217
26,375	MetLife, Inc.	1,900,846
		6,587,999
	INTERNET MEDIA & SERVICES - 1.2%
2,100	Alphabet, Inc., Class C	654,003
45,000	Lyft, Inc., Class A(a)	622,800
		1,276,803
	LEISURE FACILITIES & SERVICES - 1.8%
35,050	Las Vegas Sands Corporation	1,988,036

	MEDICAL EQUIPMENT & DEVICES - 0.8%
14,400	Haemonetics Corporation(a)	911,808

	METALS & MINING - 14.5%
13,540	Agnico Eagle Mines Ltd.	3,406,664
63,000	Alamos Gold, Inc., Class A	3,413,970

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	METALS & MINING - 14.5% (Continued)
899,832	B2Gold Corporation	$5,542,966
6,600	Freeport-McMoRan, Inc.	449,328
102,800	Hudbay Minerals, Inc.	2,912,324
		15,725,252
	OIL & GAS PRODUCERS - 18.4%
32,208	ConocoPhillips	3,654,320
42,900	EQT Corporation	2,634,918
10,795	Marathon Petroleum Corporation	2,139,677
81,270	Northern Oil & Gas, Inc.	2,242,239
88,680	Range Resources Corporation	3,660,711
60,000	Sable Offshore Corporation(a)	495,000
35,389	Suncor Energy, Inc.	2,000,186
324,817	Whitecap Resources, Inc.	3,241,674
		20,068,725
	RETAIL - CONSUMER STAPLES - 1.2%
11,900	Target Corporation	1,354,101

	RETAIL - DISCRETIONARY - 2.3%
16,000	Abercrombie & Fitch Company, Class A(a)	1,564,800
40,000	American Eagle Outfitters, Inc.	982,800
		2,547,600
	SEMICONDUCTORS - 2.4%
1,000	ASML Holding N.V.	1,450,560
31,800	Photronics, Inc.(a)	1,190,274
		2,640,834
	SOFTWARE - 4.0%
15,500	Akamai Technologies, Inc.(a)	1,525,045
3,000	Oracle Corporation	436,200
16,930	Zoom Video Communications, Inc.(a)	1,251,804
182,800	ZoomInfo Technologies, Inc., CLASS A(a)	1,135,188
		4,348,237
	SPECIALTY FINANCE - 1.3%
309,700	UWM Holdings Corporation	1,365,777

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	STEEL - 2.0%
54,000	Cleveland-Cliffs, Inc.(a)	$575,640
22,243	Commercial Metals Company	1,630,412
		2,206,052
	TECHNOLOGY HARDWARE - 4.2%
11,000	Dell Technologies, Inc., Class C	1,628,880
56,790	NCR Atleos Corporation(a)	2,514,661
14,000	Super Micro Computer, Inc.(a)	453,460
		4,597,001
	TRANSPORTATION & LOGISTICS - 2.3%
12,000	Delta Air Lines, Inc.	788,400
15,280	United Parcel Service, Inc., Class B	1,771,869
		2,560,269
	TRANSPORTATION EQUIPMENT - 1.3%
11,575	PACCAR, Inc.	1,459,492

	TOTAL COMMON STOCKS (Cost $84,115,876)	118,777,276

	EXCHANGE-TRADED FUNDS — 2.9%
	EQUITY - 2.9%
20,000	VanEck Junior Gold Miners ETF	3,123,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $793,114)	3,123,800

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 3.8%
	CHEMICALS — 0.4%
600,000	FMC Corporation(b)	H15T5Y + 4.366%	8.4500	11/01/55	395,142

	OIL & GAS PRODUCERS — 0.9%
1,000,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	996,620

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.8% (Continued)
	RETAIL - DISCRETIONARY — 0.6%
1,000,000	Kohl’s Corporation		5.5500	07/17/45	$665,042

	SPECIALTY FINANCE — 1.3%
500,000	Ally Financial, Inc. Series B(b)	H15T5Y + 3.868%	4.7000	08/15/69	499,026
1,000,000	Ally Financial, Inc.(b)	H15T7Y + 3.481%	4.7000	08/15/69	949,956
					1,448,982
	STEEL — 0.6%
800,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	683,258

	TOTAL CORPORATE BONDS (Cost $3,519,616)				4,189,044

	TOTAL INVESTMENTS - 115.5% (Cost $88,428,606)				$126,090,120
	CALL OPTIONS WRITTEN - (2.7)% (Premiums received - $1,357,259)				(2,923,303)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $374,169)				(337,868)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.5)%				(13,655,052)
	NET ASSETS - 100.0%				$109,173,897

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.0)%
	CALL OPTIONS WRITTEN- (2.7)%
200	Abercrombie & Fitch Company	JEF	03/20/2026	$120	$2,400,000	$33,000
70	Agnico Eagle Mines Ltd.	JEF	03/20/2026	160	1,120,000	641,900
75	Akamai Technologies, Inc.	JEF	06/18/2026	115	862,500	30,750
250	Alamos Gold, Inc.	JEF	03/20/2026	35	875,000	476,250
21	Alphabet, Inc.	JEF	05/15/2026	330	693,000	27,615
150	American Eagle Outfitters, Inc.	JEF	05/15/2026	27	405,000	26,250
5	ASML Holding N.V.	JEF	03/20/2026	1,100	550,000	177,575
5	ASML Holding N.V.	JEF	03/20/2026	1,200	600,000	132,500
500	B2Gold Corporation	JEF	04/17/2026	6	300,000	42,000
1,200	B2Gold Corporation	JEF	05/15/2026	6	720,000	133,200
3,700	B2Gold Corporation	JEF	01/15/2027	8	2,960,000	388,500
180	Cleveland-Cliffs, Inc.	JEF	06/18/2026	17	306,000	5,220
100	Commercial Metals Company	JEF	06/18/2026	85	850,000	28,750
30	Dell Technologies, Inc.	JEF	03/20/2026	200	600,000	180
120	Delta Air Lines, Inc.	JEF	03/20/2026	70	840,000	19,440
66	Freeport-McMoRan, Inc.	JEF	06/18/2026	70	462,000	45,870
300	Hudbay Minerals, Inc.	JEF	04/17/2026	23	690,000	187,500
75	Jackson Financial, Inc.	JEF	03/20/2026	120	900,000	8,438
55	JPMorgan Chase & Company	JEF	03/20/2026	310	1,705,000	23,650
30	JPMorgan Chase & Company	JEF	06/18/2026	330	990,000	19,860

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.0)%
	CALL OPTIONS WRITTEN- (2.7)% (Continued)
120	Las Vegas Sands Corporation	JEF	06/18/2026	$70	$840,000	$11,940
15	Oracle Corporation	JEF	03/20/2026	400	600,000	15
50	PACCAR, Inc.	JEF	06/18/2026	135	675,000	23,000
200	Sable Offshore Corporation	JEF	04/17/2026	15	300,000	4,200
200	Sable Offshore Corporation	JEF	01/15/2027	25	500,000	16,000
170	Sensata Technologies Holding PLC	JEF	05/15/2026	40	680,000	30,600
140	Super Micro Computer, Inc.	JEF	06/18/2026	45	630,000	24,500
40	WESCO International, Inc.	JEF	03/20/2026	230	920,000	241,600
30	WESCO International, Inc.	JEF	03/20/2026	250	750,000	123,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,357,259)					2,923,303

	PUT OPTIONS WRITTEN - (0.3)%
75	Advanced Micro Devices, Inc.	JEF	05/15/2026	$160	$1,200,000	$43,500
60	Apple, Inc.	JEF	04/17/2026	240	1,440,000	19,200
46	International Flavors & Fragrances, Inc.	JEF	03/20/2026	55	253,000	2,668
230	Lyft, Inc.	JEF	06/18/2026	15	345,000	54,510
15	Microsoft Corporation	JEF	04/17/2026	400	600,000	28,290
40	Molina Healthcare, Inc.	JEF	06/18/2026	110	440,000	13,700
100	PayPal Holdings, Inc.	JEF	03/20/2026	55	550,000	96,300
110	PVH Corporation	JEF	03/20/2026	65	715,000	15,180
7	Regeneron Pharmaceuticals, Inc.	JEF	05/15/2026	700	490,000	17,640
80	Sprouts Farmers Market, Inc.	JEF	03/20/2026	65	520,000	4,000
80	Sprouts Farmers Market, Inc.	JEF	06/18/2026	70	560,000	42,880
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $374,169)					337,868

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,731,428)					$3,261,171

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — (5.8)%
	ASSET MANAGEMENT - (1.2)%
(25,300)	Carlyle Group, Inc. (The)	$(1,315,347)

	HOUSEHOLD PRODUCTS - (0.9)%
(7,500)	Clorox Company (The)	(953,700)

	INSTITUTIONAL FINANCIAL SERVICES - (1.5)%
(1,900)	Goldman Sachs Group, Inc. (The)	(1,633,183)

	METALS & MINING - (1.3)%
(14,700)	Rio Tinto PLC - ADR	(1,460,298)

	OIL & GAS PRODUCERS - (0.9)%
(2,600)	Chevron Corporation	(485,576)
(3,400)	Exxon Mobil Corporation	(518,500)
		(1,004,076)
	EXCHANGE-TRADED FUNDS — (31.6)%
	COMMODITY - (3.4)%
(7,600)	SPDR Gold Shares	(3,676,500)

	EQUITY - (28.2)%
(6,500)	iShares Russell 1000 Growth ETF	(2,926,235)
(26,100)	SPDR S&P 500 ETF	(17,904,339)
(61,800)	State Street SPDR Portfolio S&P 500 Value ETF	(3,677,100)
(7,000)	VanEck Gold Miners ETF	(810,880)
(10,400)	Vanguard Small-Cap Value ETF	(2,390,960)
(9,200)	Vanguard Total Stock Market ETF	(3,116,684)
		(30,826,198)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $34,559,276)	$(40,869,302)

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
February 28, 2026

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

JEF	- Jefferies

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on February 28, 2026.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1%
	AGENCY CMBS — 1.7%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2480	05/25/47	$54,982
2,215,479	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	6.1440	05/25/29	2,092,383
1,455,430	Government National Mortgage Association Series 92 Z		4.7000	10/16/48	1,412,879
52,070	Government National Mortgage Association Series 2012-27 IO(a),(b),(e)		0.1950	04/16/53	111
131,002	Government National Mortgage Association Series 90 AC		2.6000	06/16/58	113,284
92,238	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	4,045
200,000	Government National Mortgage Association Series 4 B		1.9000	02/16/61	124,444
1,936,842	Government National Mortgage Association Series 113 Z		2.0000	09/16/61	1,050,403
68,285	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7660	10/20/62	1,843
7,430,037	Government National Mortgage Association Series 55 IO(a),(b)		0.5650	01/16/63	294,241
1,832,289	Government National Mortgage Association Series 82 Z		2.0000	02/16/64	893,608
216,121	Government National Mortgage Association Series 4 Z		1.9000	03/16/64	93,104
900,000	Government National Mortgage Association Series 91 BW		2.2500	08/16/64	440,522
679,599	Government National Mortgage Association Series 216 IO(a),(b)		0.7500	07/16/65	37,043
463,942	Government National Mortgage Association Series 2016-H24 AI(a),(b)		2.4210	11/20/66	22,140
714,612	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	7.0320	10/15/49	726,765
					7,361,797
	AUTO LOAN — 0.5%
560,576	CPS Auto Securitization Trust Series 2021-1 A(c)		7.8600	06/16/26	560,904
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	102,924
1,541,192	United Auto Credit Securitization Trust Series 2022-2 D(c)		6.8400	01/10/28	1,547,832
3,500,000	US Auto Funding Series 2021-1A D(c),(e)		4.3600	03/15/27	814
					2,212,474
	CDO — 1.2%
2,173,874	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.662%	7.4810	09/19/37	2,160,947
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR3M + 0.762%	2.3910	11/05/36	210,537
2,717,675	TruPS Financials Note Securitization Ltd. Series 2019-2A A1(c),(d)	TSFR3M + 2.562%	6.3840	02/28/39	2,739,213
					5,110,697
	CLO — 0.3%
180,000	CarVal CLO XI C Ltd. Series 3A A1(c),(d)	TSFR3M + 1.390%	5.0580	10/20/37	180,484
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	7.6690	07/20/30	515,742
200,000	GC FTPYME Pastor FTA Series 4(d),(e)	EUR003M + 2.400%	4.3840	07/15/45	44,933
146,712	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	7.7250	08/01/26	82,892

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	CLO — 0.3% (Continued)
500,000	Steele Creek CLO Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	7.3170	08/18/31	$500,734
120,000	Trestles CLO VII Ltd. Series 7A A1(c),(d)	TSFR3M + 1.380%	5.0480	10/25/37	120,409
					1,445,194
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1%
2,934,225	A&D Mortgage Trust Series 2025-NQM5 A1(c),(f)		5.1200	12/25/70	2,947,730
63,082	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	63,922
105,240	Adjustable Rate Mortgage Trust Series 2005-7 2A21(b)		4.6090	10/25/35	92,828
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	4.6280	11/25/35	122,040
18,394	Alternative Loan Trust Series 2007-9T1		5.5000	05/25/22	9,514
12,847	Alternative Loan Trust Series 1998-4 IIA3(f)		6.2340	08/25/28	12,852
58,482	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	59,283
13,646	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	13,904
80,689	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	83,188
71,993	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	72,846
38,627	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	39,725
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	35,012
6,188	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	6,203
125,225	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	136,620
18,543	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	18,998
472,899	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	486,773
241,592	Alternative Loan Trust Series 2004-27CB A1		6.0000	12/25/34	218,965
347,711	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	326,616
67,183	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	60,222
28,112	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	26,512
25,152	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	20,985
103,231	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	88,597
45,328	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	4.2080	05/25/35	44,425
128,336	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	88,381
140,200	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	5.2650	08/25/35	122,721
35,750	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	16,224
49,581	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	26,546
27,188	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	20,900
82,667	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	4.3480	12/25/35	79,432
95,963	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	4.3880	01/25/36	99,385

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
105,251	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	$28,596
738,357	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	734,529
29,972	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	29,784
367,482	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		3.7120	08/25/37	160,201
74,247	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	6.0120	04/25/44	70,478
767,821	Angel Oak Mortgage Trust Series 2022-5 A3(c),(f)		4.5000	05/25/67	762,519
124,711	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	127,238
85,039	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	86,364
40,504	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.7900	02/25/57	37,899
977,534	Banc of America Funding Trust Series 2004-B 3A2(b)		4.4400	12/20/34	794,495
36,750	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	5.3450	06/20/35	28,810
883,974	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	769,632
71,897	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	13,291
541,200	Banc of America Funding Trust Series 2006-I 4A1(b)		8.4110	10/20/46	435,767
16,352	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.1940	12/25/32	14,139
18,886	Banc of America Mortgage Trust Series 2003-L 2A1(b)		6.3610	01/25/34	18,907
30,574	Banc of America Mortgage Trust Series 2005-E 2A1(b)		5.3090	06/25/35	27,677
39,372	Banc of America Mortgage Trust Series 2005-F 3A1(b)		5.4170	07/25/35	33,311
18,395	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.0620	09/25/35	16,511
88,047	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.3090	01/25/36	79,501
234,749	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	4.0620	01/26/38	235,034
693,494	BCAP, LLC Trust Series 2011-RR5 12A1(c),(f)		4.4410	03/26/37	692,780
618,526	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	473,931
3,339	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.0990	11/25/34	3,153
19,525	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.4000	05/25/35	18,872
574,397	Bear Stearns ARM Trust Series 2003-1 1A1(b)		3.8690	04/25/33	493,165
47,284	Bear Stearns ARM Trust Series 2003-4 B1(b)		6.0680	07/25/33	42,433
21,548	Bear Stearns ARM Trust Series 2003-5 1A1(b)		6.6250	08/25/33	21,181
3,550	Bear Stearns ARM Trust Series 2003-7 6A(b)		5.7130	10/25/33	3,462
35,523	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.7240	01/25/34	34,063
87,727	Bear Stearns ARM Trust Series 2004-1 124M(b)		2.1580	04/25/34	77,482
8,267	Bear Stearns ARM Trust Series 2004-1 21A1(b)		6.1260	04/25/34	8,229
76,676	Bear Stearns ARM Trust Series 2004-5(b)		4.0280	07/25/34	72,466
80,469	Bear Stearns ARM Trust Series 2004-6 3A(b)		6.2770	09/25/34	78,229

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
802,028	Bear Stearns ARM Trust Series 2004-8 13A1(b)		3.9860	11/25/34	$714,676
23,969	Bear Stearns ARM Trust Series 2004-8 2A1(b)		5.5020	11/25/34	22,554
35,378	Bear Stearns ARM Trust Series 2004-10 12A5(b)		4.8820	01/25/35	34,417
582,637	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	212,174
467,739	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(f)		5.5000	01/25/34	392,781
117,107	Bear Stearns Structured Products, Inc. Trust Series 2007-R6 1A1(b)		4.9840	01/26/36	85,371
16,342	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	4.4810	11/20/34	16,323
49,267	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	42,123
373,895	BRAVO Residential Funding Trust Series 2023-NQM4 A1(c),(f)		6.4350	05/25/63	374,752
1,171,000	BRAVO Residential Funding Trust Series 2023-NQM7 B1(b),(c)		7.8950	09/25/63	1,191,868
960,000	BRAVO Residential Funding Trust Series 2024-NQM6 B1(b),(c)		7.3020	08/01/64	984,921
60,404	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.3700	09/25/34	60,928
79,656	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	80,149
858,862	Cendant Mortgage Capital, LLC CDMC Mortgage Pass Through Certificates Series 2004-1 A7		5.5000	02/25/34	860,544
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	221,390
84,199	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8880	03/25/50	76,659
105,503	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	107,192
227,692	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.2110	09/25/36	203,233
469,816	Chase Mortgage Finance Trust Series 2007-S3 AP(g)		0.00000	05/25/37	490
264,029	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	73,866
284,838	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-3A A1(c),(d)	TSFR1M + 0.364%	4.0380	08/25/35	280,622
146,603	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	4.0380	10/25/36	112,124
328,296	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	298,620
66,710	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	66,347
93,605	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.2410	02/25/34	90,053
20,945	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	21,152
47,033	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	46,757
52,720	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	52,893
43,383	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		5.8110	05/25/34	42,630
16,070	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		6.9910	07/20/34	15,471
86,201	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	86,913
28,708	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.4410	08/25/34	27,208
44,991	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	45,253
38,381	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.1830	04/20/35	35,799

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2		5.5000	07/25/35	$152,777
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,143,164
469,378	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	285,017
118,482	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	36,305
62,274	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		4.0410	03/25/37	56,211
288,687	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	102,159
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.0660	03/25/58	249,826
5,219,000	CHNGE Mortgage Trust Series 2023-2 B2(b),(c)		7.9620	06/25/58	5,234,407
2,000,000	CHNGE Mortgage Trust Series 2023-2 M1(b),(c)		7.9620	06/25/58	2,007,100
3,644,000	CHNGE Mortgage Trust Series 2023-4 B1(b),(c)		8.3990	09/25/58	3,679,533
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.5880	03/25/67	174,730
85,780	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	86,495
23,327	Citicorp Mortgage Securities Trust Series 2006-3 1A9		5.7500	06/25/36	21,549
34,243	Citicorp Mortgage Securities Trust Series 2006-6 A4		6.0000	11/25/36	35,589
63,971	Citicorp Mortgage Securities Trust Series 2007-2 APO(g)		0.0000	02/25/37	35,062
167,343	Citicorp Mortgage Securities Trust Series 2007-4 1A5		6.0000	05/25/37	149,314
83,525	Citigroup Global Markets Mortgage Securities VII, Inc. Series 1997-HUD2 B2(b),(e)		6.5700	11/25/27	48
3,418	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2002-HYB1 B2(b)		6.6070	09/25/32	3,218
133,841	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		6.2770	09/25/34	123,910
116,176	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4960	05/25/35	111,995
8,829	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(d)		3.9560	02/25/37	8,814
33,030	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	32,742
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	266,396
7,642	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	7,644
15,278	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		6.2250	08/25/34	14,686
50,481	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		6.5310	08/25/34	48,019
34,141	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	35,331
30,486	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	30,865
20,385	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	19,165
400,000	COLT Mortgage Loan Trust Series 2023-2 B1(b),(c)		7.9240	07/25/68	402,653
120,000	Connecticut Avenue Securities Trust Series 2022-R01 1B1(c),(d)	SOFR30A + 3.150%	6.8170	12/25/41	122,057
106,761	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		3.5570	11/25/31	106,556
215,143	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.8880	11/25/31	111,072

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
52,648	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	$53,518
291,293	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	291,974
15,468	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	15,666
40,845	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	40,642
122,535	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	122,063
70,693	Credit Suisse First Boston Mortgage Securities Series 23 1A11		6.0000	10/25/33	67,396
127,045	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	124,606
99,709	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	4.4380	09/25/35	65,104
5,706	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/25	—
357,855	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	322,112
70,104	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		5.9540	10/25/33	68,351
69,449	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	71,144
346,122	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	355,680
11,184	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	11,132
2,184,984	CSMC Trust Series 2014-10R 1A2(b),(c)		7.3540	05/27/36	497,687
309,613	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	64,179
867,029	CSMC Trust Series 2015-6R 9A3(b),(c)		11.1610	11/27/36	885,479
18,034	CSMC Trust Series 2014-2R 28A1(b),(c)		3.0000	06/27/37	17,758
21,726	CSMC Trust Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	21,677
93,827	CSMC Trust Series 2013-7 A2(b),(c)		3.0000	08/25/43	87,218
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.5320	01/25/60	197,854
413,513	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(g)		0.0000	04/25/37	205,762
25,064	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 1A1		5.5000	09/25/33	25,766
250,828	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	4.5010	01/19/45	192,237
133,368	DSLA Mortgage Loan Trust Series 2005-AR5 2A1A(d)	TSFR1M + 0.774%	4.4410	09/19/45	70,597
1,000,000	EFMT Series 2026-RM1 A1(b),(c)		4.7500	01/25/56	981,892
2,000,000	Ellington Financial Mortgage Trust Series 2019-2 B2(b),(c)		5.6980	11/25/59	1,979,456
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8640	01/25/67	299,998
516,364	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		3.9070	05/28/35	491,329
37,716	Fannie Mae REMIC Trust Series 2002-W2 AV1(d)	SOFR30A + 0.374%	3.9120	06/25/32	36,991
85,055	Fannie Mae REMIC Trust Series 2004-W14 3A		8.0000	07/25/44	88,714
68,434	Fannie Mae REMICS Series 26 A1		7.0000	01/25/48	72,127
130,283	Fannie Mae Trust Series 2005-W3 3A(b)		4.9940	04/25/45	128,157

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	4.0910	11/26/35	$38,644
101,838	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		5.6910	06/25/34	102,122
6,098	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		4.7770	09/25/34	6,208
13,346	First Horizon Alternative Mortgage Securities(b)		5.1120	10/25/34	13,179
44,970	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		5.4350	02/25/35	41,539
69,670	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	23,133
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	—
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	3
76,934	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		3.7180	11/25/36	33,698
216,285	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.5300	11/25/37	82,602
967,509	First Republic Mortgage Trust Series 2020-1 B1(b),(c)		2.8820	04/25/50	929,280
312,176	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4380	05/25/48	299,981
91,089	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3520	12/30/51	75,830
44,637	Freddie Mac REMICS Series 4203 PS(a),(d)	SOFR30A + 6.136%	2.4770	09/15/42	3,463
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	11.9320	07/25/49	1,124,757
106,768	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(b)	12MTA + 1.400%	5.0680	07/25/44	104,454
121,135	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(b)	12MTA + 1.200%	4.8680	10/25/44	112,306
17,141	Galton Funding Mortgage Trust Series 2017-1 A22(b),(c)		3.0000	07/25/56	15,497
90,701	GCAT Trust Series 2024-INV1 1A2(b),(c)		5.5000	01/25/54	91,656
933,338	GCAT Trust Series 2023-NQM2 A2(c),(f)		6.2430	11/25/67	931,093
286,868	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(d)		8.7660	11/25/32	288,571
59,211	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	59,831
1,219,438	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.7520	09/19/35	1,025,437
97,672	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.7120	04/19/36	81,006
102,096	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	4.1400	09/20/24	71,638
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0110	08/25/49	371,096
14,603	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(c)		8.0000	09/19/27	14,364
754,040	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	740,036
39,731	GSMPS Mortgage Loan Trust Series 2004-2R A(b),(c)		7.1390	02/25/34	7,152
803,268	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	4.1880	06/25/34	728,736
1,313,990	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,315,919
251,535	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	250,784
25,049	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	4.1380	03/25/35	23,513
135,033	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	4.1380	09/25/35	116,965

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
87,736	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	$78,373
782,774	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		1.2910	10/25/36	84,941
59,993	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	61,176
86,283	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		4.4040	06/25/34	83,664
556,835	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	4.3880	12/25/34	118,667
34,881	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	34,553
13,538	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	4.2280	05/25/35	11,160
16,824	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	4.2280	05/25/35	16,065
2,039	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	1,955
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		6.2870	07/25/35	267,019
27,068	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	8,513
104,583	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	42,896
2,332,946	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	4.1380	01/25/37	293,776
70,609	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		4.9220	05/25/37	35,433
129,589	HarborView Mortgage Loan Trust Series 2003-1 A(b)		4.9140	05/19/33	118,454
874,792	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		4.9640	11/19/34	803,827
88,910	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		4.7260	07/19/35	65,879
275,238	HOMES Trust Series 2023-NQM1 M1(b),(c)		6.9500	01/25/68	276,179
156,313	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.9820	01/25/37	118,717
192,909	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	69,582
149,475	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		4.6370	09/25/37	115,185
156,407	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2320	07/25/51	139,596
248,004	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2320	07/25/51	224,423
130,641	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3200	12/25/51	114,739
18,331	Impac CMB Trust Series 2003-2F M2(f)		6.5700	01/25/33	18,345
30,941	Impac CMB Trust Series 2003-4 3M2(f)		5.7290	07/25/33	30,846
16,845	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	4.6730	03/25/35	16,456
17,083	Impac CMB Trust Series 2004-10 3M3(d)	TSFR1M + 1.089%	4.7630	03/25/35	16,451
166,633	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	4.5380	05/25/35	163,134
423,836	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	4.9130	05/25/35	429,077
289,374	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	4.5380	02/25/36	277,494
62,776	Impac CMB Trust Series 2005-8 2M3(d)	TSFR1M + 2.364%	6.0380	02/25/36	64,201
56,687	Impac CMB Trust Series 2005-8 2B(d)	TSFR1M + 2.364%	6.0380	02/25/36	56,993
165,407	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	129,274

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
75,011	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	4.4880	05/25/36	$73,143
16,754	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.3710	12/25/34	15,925
190,128	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		4.5260	02/25/35	184,677
147,128	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	4.2480	04/25/35	142,047
183,656	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		3.9430	08/25/35	79,208
244,758	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d),(e)	TSFR1M + 7.036%	3.3620	12/25/35	40,017
637,508	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	4.3880	03/25/36	543,943
899,783	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	426,343
100,000	JP Morgan Chase Commercial Mortgage Securities Series UES B(c)		4.1420	05/05/32	99,406
292,458	JP Morgan MBS Series 2006-R1 6A1(b),(c)		3.5480	09/28/44	235,138
18,261	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		6.3050	11/25/33	18,062
1,873	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		5.3250	07/25/34	1,853
16,675	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	15,462
20,693	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.2750	10/25/35	20,030
182,250	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	156,388
818,189	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	332,475
12,532	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.5250	06/25/36	8,184
119,934	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.3950	01/25/37	96,664
146,058	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.3950	01/25/37	117,720
16,649	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	15,914
164,635	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1360	03/25/50	155,576
34,794	JP Morgan Mortgage Trust Series 2020-5 A3(b),(c)		3.0000	12/25/50	31,191
95,210	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	89,168
122,321	JPMorgan Chase Bank Series 2020-CL1 M3(d)	TSFR1M + 3.464%	7.1380	10/25/57	131,247
2,265,779	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		5.1000	06/13/51	2,070,709
112,217	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	114,955
39,773	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.2800	12/25/32	38,114
15,960	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.3020	07/25/33	15,264
26,290	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		5.0820	12/25/33	24,386
14,743	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		6.2500	12/25/33	14,474
34,092	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		6.8450	01/25/34	33,828
25,233	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		5.5770	10/25/34	21,684
155,042	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		4.6760	12/25/34	154,193
221,953	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.5040	09/25/35	132,858

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
90,962	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.3940	05/25/36	$27,323
78,290	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1640	05/25/33	72,940
460,102	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	461,185
35,786	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	37,034
90,573	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	92,173
111,343	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	112,248
41,174	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	42,577
150,198	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	151,530
17,773	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	17,664
45,835	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	46,817
31,828	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	32,280
133,480	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	132,668
559,616	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	569,260
21,596	MASTR Alternative Loan Trust Series 2007-1 30PO(g)		0.0000	10/25/36	11,788
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	233,298
866,079	MASTR Alternative Loan Trust Series 2007-HF1 4PO(g)		0.0000	10/25/47	9
11,291	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	9,590
42,115	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	42,161
30,775	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	31,517
3,333	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	3,444
151,124	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	139,443
5,759	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	5,736
2,156,282	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	1,496,546
54,735	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	41,932
4,115,795	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	4.2880	06/25/36	774,447
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	4.2380	10/25/36	317,346
14,176	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	9,972
111,707	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.7710	05/25/36	103,489
9,048	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		4.0450	10/25/32	8,425
43,781	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		6.5320	10/25/32	43,190
312,992	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	316,992
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3130	10/25/48	732,195
525,175	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6470	04/25/51	446,805
310,977	Merrill Lynch Alternative Note Asset Trust Series A2 A3B(d)	TSFR1M + 0.514%	4.1880	03/25/37	73,330

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
215,303	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(b)		4.0290	04/25/37	$186,442
26,471	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b)		6.0500	09/25/33	25,761
81,402	Merrill Lynch Mortgage Investors Trust MLCC Series 2004-HB1(b)		3.4560	04/25/29	69,061
175,386	Merrill Lynch Mortgage Investors Trust MLCC Series B B1(d)	TSFR1M + 0.714%	4.3880	07/25/30	154,227
38,609	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-3 2A2(b)		3.8430	09/25/37	29,041
23,951	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		7.0000	05/25/33	23,614
149,559	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A4 1A(b)		5.2310	07/25/35	64,553
132,581	Merrill Lynch Mortgage Investors Trust Series A1 1A1(b)		4.4010	03/25/36	70,500
1,000,000	MOO Securitization Trust Series 2025-RM1 A1A(b),(c)		4.5000	12/25/65	983,743
480,000	MOO Securitization Trust Series 2025-RM1 M2(c)		4.5000	12/25/65	425,065
39,762	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1 A3(b)		4.9810	03/25/33	35,821
9,090	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		5.5050	02/25/34	8,823
15,174	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		4.1260	10/25/34	13,919
14,042	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.2970	10/25/34	13,701
8,650	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.5370	11/25/34	8,350
317,448	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	4.0880	03/25/35	308,818
73,866	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	26,512
8,240	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		6.5000	06/25/36	7,422
269,273	Morgan Stanley Mortgage Loan Trust Series 2007-15AR 5A1(b)		3.6990	12/25/37	172,456
1,000,000	Morgan Stanley Residential Mortgage Loan Trust Series NQM1 B1(b),(c)		7.3360	09/25/68	1,007,557
88,912	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	7.0130	12/25/34	89,689
54,077	MortgageIT Trust Series 2005-2 2A(d)	TSFR1M + 1.764%	5.4360	05/25/35	53,232
137,273	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	4.5830	08/25/35	135,128
68,139	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		4.7040	12/15/30	64,414
371,274	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	380,973
18,106	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	18,577
6,178,371	New Residential Mortgage Loan Trust Series 2025-NQM4 A1(b),(c)		5.3500	07/25/65	6,260,975
116,155	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	111,039
377,523	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	4.3080	07/25/35	348,359
387,133	Nomura Asset Acceptance Corp Alternative Loan Series AF1 4A1(b)		6.9590	06/25/36	358,786
61,675	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(f)		6.4570	03/25/47	59,318
3,401,647	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	76,537
13,567	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.5620	06/25/39	19,366

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
270,000	Onity Loan Investment Trust Series 2024-HB2 M2(b),(c)		5.0000	08/25/37	$268,155
59,173	PHH Mortgage Trust Series Series 2008-CIM1 21A1		6.0000	05/25/38	60,446
246,932	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	248,192
687,178	PRKCM Trust Series 2023-AFC1 A3(c),(f)		7.3040	02/25/58	687,515
1,031,148	PRPM Trust Series 2024-NQM2 A1(c),(f)		6.3270	06/25/69	1,045,883
11,405	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	6,217
102,655	RALI Series Trust Series 2005-QA12 CB1(b)		5.6820	12/25/35	37,878
216,668	RAMP Series Trust Series 2002-SL1 AII4(b)		4.0620	06/25/32	181,374
8,860	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6230	07/25/35	8,976
250,758	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	210,744
93,298	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7280	01/25/34	86,031
8,918	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	8,827
3,501	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	3,683
50,685	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	4.2080	07/25/36	48,237
1,119,882	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	4.3380	08/25/33	1,026,886
359,119	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	359,978
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,976,864
2,529,000	RMF Buyout Issuance Trust Series 2020-HB1 M4(b),(c)		6.0000	10/25/50	2,480,910
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
4,349,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	2,691,539
45,784	Seasoned Credit Risk Transfer Trust Series 2017-3 B(e),(g)		0.0000	07/25/56	7,684
184,121	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	4.4020	07/20/33	172,586
22,054	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	4.4020	11/20/34	21,202
32,914	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	4.9380	11/20/34	30,768
40,998	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	4.2220	03/20/35	38,236
214,824	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	4.3370	05/20/35	145,322
254,981	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	5.3420	01/20/36	194,994
217,878	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	4.3820	06/20/36	193,339
116,088	Sequoia Mortgage Trust Series 2007-3 1A1(d)	TSFR1M + 0.514%	4.1820	07/20/36	100,545
65,124	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5250	05/25/43	64,367
10,169	Sequoia Mortgage Trust Series 2013-8 A1(b)		3.0000	06/25/43	9,475
225,839	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	215,031
59,680	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6050	02/25/47	50,447
64,677	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.5750	04/25/47	47,669

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
55,367	SoFi Personal Loan Trust Series 2024-1A A(c)		6.0600	02/12/31	$55,857
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	96,703
32,578	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.1600	03/25/34	31,294
237,234	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(b)		4.1540	11/25/34	212,850
54,037	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.6580	12/25/34	48,586
171,916	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.2250	03/25/35	145,001
305,345	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.1050	07/25/35	153,408
422,023	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		4.6800	02/25/36	378,978
6,062	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	4.1680	09/25/36	5,584
399,864	Structured Adjustable Rate Mortgage Loan Trust Series 4 1A1(d)	TSFR1M + 0.594%	4.2680	05/25/37	367,884
286,623	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.2320	10/25/47	179,272
113,487	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A1(b)		4.7980	01/25/34	110,105
20,027	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A2(b)		4.7980	01/25/34	19,432
13,882	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b),(e)		0.0000	11/25/30	10,883
640	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	4.5940	12/25/33	620
377,119	Structured Asset Securities Corporation Series 2004-4XS A3A(f)		5.5000	02/25/34	375,150
74,254	Structured Asset Securities Corporation Series 2004-4XS 1A5(f)		5.9900	02/25/34	73,855
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(f)		6.0500	02/25/34	420,709
62,990	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	4.1380	04/25/35	57,659
66,075	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		4.4680	06/25/35	60,243
45,432	Suntrust Alternative Loan Trust Series 2005-1F 1A1(d)	TSFR1M + 0.764%	4.4380	12/25/35	39,804
186,670	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6570	07/25/48	174,346
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.0720	11/25/48	190,790
500,000	Towd Point Mortgage Trust Series 2022-SJ1 B1(b),(c)		5.2500	03/25/62	513,334
2,057,177	Verus Securitization Trust Series 2023-2 A2(c),(f)		6.5990	03/25/68	2,052,762
154,898	Verus Securitization Trust Series 2023-3 A3(c),(f)		6.7430	03/25/68	154,709
370,000	Verus Securitization Trust Series 2023-5 B1(b),(c)		7.9680	06/25/68	371,574
3,050,000	Verus Securitization Trust Series 2023-INV2 B1(b),(c)		8.0110	08/25/68	3,065,044
1,000,000	Verus Securitization Trust Series 2023-INV3 B1(b),(c)		8.1640	11/25/68	1,014,472
2,124,560	Verus Securitization Trust Series 2023-8 A2(c),(f)		6.6640	12/25/68	2,146,112
37,018	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		4.2770	11/25/32	34,127
29,516	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		5.8050	01/25/33	29,564
67,969	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	68,033
26,960	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	27,394

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.1% (Continued)
176,908	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		5.4180	09/25/33	$174,197
11,789	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	4.0790	02/27/34	11,563
92,941	WaMu Mortgage Pass-Through Certificates Series CB3 2A		6.5000	10/25/34	97,244
39,023	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		4.4540	03/25/36	35,640
66,238	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	4.8680	11/25/42	64,534
93,274	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		4.4730	08/25/46	96,793
23,253	WaMu Mortgage Pass-Through Certificates Series Series AR8 2A1A(d)	TSFR1M + 0.694%	4.3680	07/25/45	22,609
139,080	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	141,163
31,580	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	32,327
139,695	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		4.7370	06/25/33	121,953
3,571	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		3.4370	01/25/35	2,946
86,653	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.4570	08/25/38	82,878
129,528	Wells Fargo Alternative Loan Trust Series 2007-PA1 A7		6.0000	03/25/37	122,128
38,462	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		6.4960	10/25/36	35,517
51,885	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	48,077
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6410	07/25/47	164,140
51,077	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	45,909
187,462	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	179,530
1,724,817	WinWater Mortgage Loan Trust Series 2016-1 B4(b),(c)		3.7770	01/20/46	1,569,507
					110,668,114
	CREDIT CARD — 0.1%
324,896	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	325,625

	HOME EQUITY — 4.6%
52,274	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	4.3480	10/25/33	51,678
1,000,000	ACHM Trust Series 2023-HE1 B(b),(c)		7.0000	11/25/37	1,075,630
813,231	ACHM Trust Series 2023-HE2 A(b),(c)		7.5000	10/25/38	858,276
132,574	AFC Trust Series 1999-3 1A(d)	TSFR1M + 1.094%	4.7670	09/28/29	115,493
2,594,471	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	4.7890	05/28/39	2,110,875
1,007,714	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	5.2890	02/28/40	972,589
581,885	Bayview Financial Mortgage Pass-Through Trust Series A B1(d)	TSFR1M + 2.139%	5.8140	02/28/41	583,684
14,211	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	4.9780	06/25/34	14,264
124,263	Bear Stearns Home Loan Owner Trust Series 2001-A B(f)		10.5000	02/15/31	118,359

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	HOME EQUITY — 4.6% (Continued)
27,428	CDC Mortgage Capital Trust Series 2003-HE4(d)	TSFR1M + 7.3448%	4.4080	03/25/34	$27,428
1,194,986	CDC Mortgage Capital Trust Series 2004-HE3 M3(d)	TSFR1M + 2.214%	5.8880	11/25/34	1,146,810
116,848	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	4.7630	07/25/34	116,758
1,543	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	5.1380	01/25/32	1,543
98,303	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(f)		8.0610	09/15/29	94,044
234,843	Delta Funding Home Equity Loan Trust Series 2000-1 M2(f)		8.5900	05/15/30	226,500
55,532	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	4.4140	08/15/30	55,339
27,745	GE Capital Mortgage Services, Inc. Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	28,005
116,738	GMACM Mortgage Loan Trust Series 2004-GH1 M1(f)		5.5000	07/25/35	115,764
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	4.3880	06/25/32	234,838
835,910	MASTR Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	6.4880	07/25/34	797,550
190,902	MASTR Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	4.5380	12/25/34	198,377
228,088	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-SD1 M2(d)	TSFR1M + 4.014%	7.6880	03/25/33	208,924
807,726	Morgan Stanley A.B.S Capital I, Inc. Trust Series Series SD2 M2(d)	TSFR1M + 2.289%	5.9630	04/25/34	813,158
21,112	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	4.5880	11/25/33	14,017
70,174	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 M1(d)	TSFR1M + 0.609%	4.2830	03/25/36	66,838
153,156	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	TSFR1M + 0.854%	4.5280	02/25/34	154,781
20,437	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	4.4880	03/25/34	20,424
32,550	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(f)		5.8250	02/26/36	32,256
406,638	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	5.2880	12/25/32	387,064
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	6.3380	12/25/32	74,409
14,843	Saxon Asset Securities Trust Series 2001-2 AF5(f)		3.4230	03/25/29	16,037
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.8230	12/25/33	28,188
163,907	Saxon Asset Securities Trust Series 2003-3 AF5(f)		4.0350	12/25/33	156,852
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.4250	02/25/35	1,540,157
185,867	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	188,407
94,913	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	144,966
723,051	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A3		3.4500	02/25/32	120,220
3,069,000	Vista Point Securitization Trust Series 2024-CES1 M1(c),(f)		7.4820	05/25/54	3,142,711
3,294,020	Vista Point Securitization Trust Series Series 2024-CES2 A1(c),(f)		5.2520	10/25/54	3,309,057
392,278	Wells Fargo Home Equity Asset-Backed Securities Series 2 M9(d)	TSFR1M + 2.514%	6.1880	12/25/34	393,378
					19,755,648

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	MANUFACTURED HOUSING — 0.3%
1,500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/01/44	$1,346,091
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	88,131
					1,434,222
	NON AGENCY CMBS — 22.0%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,677,459
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,726,408
2,000,000	BAMLL Commercial Mortgage Securities Trust Series ISQ A(c)		2.8480	08/14/34	1,693,625
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,439,322
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	872,918
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	418,671
19,936	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	4.4330	08/25/35	19,422
30,849	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	5.5130	08/25/35	33,742
16,915	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	4.4620	01/25/36	16,306
54,873	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	4.2220	03/25/37	52,337
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 3.264%	6.9380	01/25/38	474,707
1,877,696	BBCMS Mortgage Trust Series 2020-C7 XA(a),(b)		1.5920	04/15/53	78,676
250,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	217,433
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	121,615
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c),(e)		2.2500	03/15/53	527,678
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	363,924
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	399,648
491,576	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	460,627
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	264,008
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	4.9240	10/15/35	275,976
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4160	05/25/52	529,394
4,290,000	Canal Center Lease-Backed Pass-Through Trust Series 1 A(c),(e)		3.0230	09/15/56	2,725,491
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c),(e)		2.5000	01/15/53	330,680
2,768,639	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(d),(e)	TSFR1M + 2.964%	6.6240	10/15/35	1,068,695
1,380,557	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(f)		6.2600	07/25/39	1,279,073
1,400,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	1,106,282
65,982	CD Mortgage Trust Series 2017-CD3 D(c),(e)		3.2500	02/10/50	2,149
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	953,977
128,521	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.0800	12/15/47	126,939

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	NON AGENCY CMBS — 22.0% (Continued)
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	$93,836
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b),(e)		3.6900	06/10/48	32,839
750,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D(e)		3.2360	11/10/48	237,044
900,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(b),(e)		4.4130	11/10/48	678,911
143,739	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	4.2740	05/15/31	142,925
2,129,281	COMM Mortgage Trust Series 2013-CR12 B(b),(e)		4.7620	10/10/46	524,655
23,188	COMM Mortgage Trust Series 2014-CCRE16 B		4.5820	04/10/47	22,626
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.3180	10/10/49	151,543
420,000	CSAIL Commercial Mortgage Trust Series 2015-C3 D(b),(e)		3.1300	08/15/48	311,471
190,000	CSAIL Commercial Mortgage Trust Series 2015-C3 C(b)		4.1300	08/15/48	168,999
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		4.8760	11/15/51	199,969
645,256	CSAIL Commercial Mortgage Trust Series 2015-C2 C(b)		4.2310	06/15/57	623,538
1,623,000	CSAIL Commercial Mortgage Trust Series 2015-C2 D(b),(e)		4.2310	06/15/57	1,435,064
1,640,000	CSMC OA, LLC Series 2014-USA D(c),(e)		4.3730	09/15/37	1,386,255
1,627,803	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	6.2940	09/25/24	1,626,424
368,477	FREMF Mortgage Trust Series 2018-KF52(c),(d)	SOFR30A + 2.064%	5.7440	09/25/28	355,956
91,647	FREMF Mortgage Trust Series 2020-KF76 B(c),(d)	SOFR30A + 2.864%	6.5440	01/25/30	89,936
820,479	FRESB Mortgage Trust Series 2018-SB48 B(c),(d)		4.4220	02/25/38	499,081
5,970,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.5490	03/05/33	4,729,358
1,350,000	GS Mortgage Securities Corp Trust Series 2013-PEMB C(b),(c)		3.5490	03/05/33	355,750
3,862,000	GS Mortgage Securities Trust Series 2014-GC22 AS		4.1130	06/10/47	3,657,885
120,265	GS Mortgage Securities Trust Series 2014-GC26 B(b)		4.2150	11/10/47	112,584
8,399	GS Mortgage Securities Trust Series GC32 D		3.3450	07/10/48	8,121
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		7.2350	04/25/52	1,884,382
38,768	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	6.4130	08/25/34	39,655
387,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	4.9770	11/15/35	360,117
338,631	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	7.4430	05/15/28	283,403
1,121,686	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(c)		3.9100	05/05/30	1,110,469
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	0.0000	04/15/31	911,050
3,197,983	JP Morgan Chase Commercial Mortgage Securities Series PHH A(c),(d)	TSFR1M + 1.257%	4.9170	06/15/35	2,152,537
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	5.1240	12/15/36	238,000
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.5260	02/15/46	143,271

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	NON AGENCY CMBS — 22.0% (Continued)
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c),(e)		3.2500	04/15/46	$—
5,845,049	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		6.0130	06/15/49	1,043,218
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b),(e)		4.3210	11/15/48	36,225
210,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	193,992
1,165,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	986,707
165,000	JPMDB Commercial Mortgage Securities Trust Series COR7 B(b)		3.2940	05/13/53	133,001
2,194,996	Lehman Brothers Small Balance Commercial Mortgage Series 1A M1(c),(d)	TSFR1M + 0.614%	4.2880	03/25/37	2,034,582
544,000	Lehman Brothers Small Balance Commercial Mortgage Series 3A M2(c),(d)	TSFR1M + 2.114%	5.7880	10/25/37	503,862
759,728	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.6230	03/10/49	731,827
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.6870	03/10/50	1,262,051
3,047,646	ML-CFC Commercial Mortgage Trust Series 2007-5 AJ(b),(e)		5.4500	08/12/48	513,429
460,000	Morgan Stanley Bank of America Merrill Lynch Trust		3.5610	04/15/48	436,919
1,000,000	Morgan Stanley Capital I Trust Series 2014-150E A(c)		3.9120	09/09/32	944,510
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	380,540
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c),(e)		4.2950	09/09/32	279,955
124,657	Morgan Stanley Capital I Trust Series 2018-BOP A(c),(d)	TSFR1M + 0.897%	4.5570	08/15/33	97,594
1,200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.0280	05/15/48	988,986
4,129,989	Morgan Stanley Capital I Trust Series 2015-420 A(c),(f)		7.9820	10/12/50	4,308,325
210,000	MRCD Mortgage Trust Series 2019-PARK A(c)		2.7180	12/15/36	179,583
1,000,000	OWS Real Estate Finance, LLC Series MARG2 A(c),(d)	TSFR1M + 4.000%	7.7500	08/15/27	1,002,455
2,250,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.2130	02/25/52	2,082,572
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(b),(c)		5.2520	02/27/51	2,902,207
6,075,000	SBALR Commercial Mortgage Trust Series 2020-RR1 D(b),(c),(e)		4.0820	02/13/53	379,362
110,000	Soho Trust Series 2021-SOHO B(b),(c)		2.6970	08/10/38	91,556
29,986	Sutherland Commercial Mortgage Trust Series 2019-SBC8 A(b),(c)		2.8600	04/25/41	28,855
351,445	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	329,600
2,000,000	TPG Trust Series 2024-WLSC A(c),(d)	TSFR1M + 2.133%	5.7920	11/15/29	2,003,560
251,000	UBS Commercial Mortgage Trust Series 2019-C16 C(b)		4.9230	04/15/52	227,838
1,058,243	VCC Trust Series 2025-MC1 A1(c),(f)		8.1630	05/25/55	1,075,008
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,426,194
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,367,241
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	744,808
1,014,516	Velocity Commercial Capital Loan Trust Series 2018-2 M6(b),(c)		7.0500	10/26/48	900,090

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	NON AGENCY CMBS — 22.0% (Continued)
329,438	Velocity Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7000	03/25/49	$301,565
783,511	Velocity Commercial Capital Loan Trust Series 2019-1 M6(b),(c)		6.7900	03/25/49	699,894
1,232,726	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)		6.3000	07/25/49	946,616
405,929	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	378,422
325,655	Velocity Commercial Capital Loan Trust Series 2019-3 M6(b),(c)		6.0300	10/25/49	280,438
55,917	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	45,859
151,459	Velocity Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		4.2900	02/25/50	119,660
376,413	Velocity Commercial Capital Loan Trust Series 2021-2 M4(b),(c)		3.0800	08/25/51	293,444
1,371,697	Velocity Commercial Capital Loan Trust Series 2021-3 M6(b),(c)		5.0300	10/25/51	1,086,900
1,902,530	Velocity Commercial Capital Loan Trust Series 2021-4 M5(b),(c)		5.6800	12/26/51	1,533,455
1,661,704	Velocity Commercial Capital Loan Trust Series 2022-1 M5(b),(c)		5.8400	02/25/52	1,243,866
2,570,353	Velocity Commercial Capital Loan Trust Series 2022-2 M5(b),(c)		5.7420	04/25/52	2,222,644
650,199	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.5210	08/25/52	636,588
360,769	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	365,635
3,551,896	Velocity Commercial Capital Loan Trust Series 2023-2 M4(b),(c)		10.3400	05/25/53	3,641,709
606,966	Velocity Commercial Capital Loan Trust Series 2023-3 M3(b),(c)		9.3200	08/25/53	630,327
200,232	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	204,616
497,683	Velocity Commercial Capital Loan Trust Series 2025-5 M2(b),(c)		6.3100	12/25/55	507,398
112,548	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c),(e)		0.8880	07/15/41	188
505,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.0930	11/15/59	432,889
190,911	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(c)		4.9970	06/15/44	188,261
890,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(b)		0.8920	12/15/45	777,476
455,000	WFRBS Commercial Mortgage Trust Series 2013-C15 C(b)		4.1020	08/15/46	417,065
137,723	WFRBS Commercial Mortgage Trust Series 2014-C20 B(e)		4.3780	05/15/47	114,531
865,712	WFRBS Commercial Mortgage Trust Series 2014-C22 AS(b)		4.0690	09/15/57	829,851
900,000	Worldwide Plaza Trust Series 2017-WWP A(c)		3.5260	11/10/36	759,253
					93,100,038
	OTHER ABS — 4.3%
42,497	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	42,220
1,765,198	CF Hippolyta Issuer, LLC Series 1X A1		1.5300	03/15/61	1,457,111
150,000	Commercial Equipment Finance, LLC Series 2024-1A C(c)		7.3600	04/15/31	152,611
1,206,048	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.0010	10/15/52	268
405,943	E3 2019-1 A(c)		3.1000	09/20/55	363,915

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	OTHER ABS — 4.3% (Continued)
822,261	EverBright Solar Trust Series 2024-A A(c)		6.4300	06/22/54	$720,647
103,783	FNA VII, LLC Series 1A A1(c)		6.9000	04/15/38	104,332
439,702	FortiFi Series 2023-1A A(c)		6.2300	09/20/59	446,829
294,193	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	299,219
1,479,658	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,101,312
41,891	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	41,268
177,411	HERO Funding Trust Series 2021-1A B(c)		4.0000	09/20/51	170,237
139,038	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	131,503
45,505	JG Wentworth XLII, LLC Series 2A B(c)		4.7000	10/15/77	42,248
407,054	Mill City Solar Loan Ltd. Series 2019-1A A(c)		4.3400	03/20/43	387,047
89,833	Mosaic Solar Loan Trust Series 2018-1A B(c)		2.0000	06/22/43	73,230
1,206,374	Mosaic Solar Loan Trust Series 2024-1A B(c),(e)		6.2500	09/20/49	1,056,222
400,000	Mosaic Solar Loan Trust Series 2024-1A C(c),(e)		9.0000	09/20/49	169,887
65,415	Mosaic Solar Loan Trust Series 2024-2A A(c)		5.6000	04/22/52	64,153
435,000	Mosaic Solar Loan Trust Series 2023-4A C(c)		8.8000	05/20/53	60,588
114,549	Nassau CFO, LLC Series 2019 A(c)		3.9800	08/15/34	104,226
250,000	New Economy Assets Phase 1 Sponsor, LLC Series 1 B1(c)		2.4100	10/20/61	161,293
75,281	NP SPE II, LLC Series 2017-1A A1(c)		3.3720	10/21/47	73,102
3,190,042	NP SPE II, LLC Series 1A A2(c)		4.2190	10/21/47	2,807,301
1,500,000	NP SPE II, LLC Series 1A B1(c)		5.6070	10/21/47	1,302,122
448,473	NP SPE X, L.P. Series 2A A2(c)		3.0980	11/19/49	388,567
3,972,131	NP SPE X, L.P. Series 1A A1(c)		2.2300	03/19/51	3,419,913
365,019	Sierra Timeshare Receivables Funding, LLC Series 2022-3A D(c)		10.5200	07/20/39	379,682
417,522	Sunnova Helios IX Issuer, LLC Series B A(c)		5.0000	08/20/49	368,151
482,857	Sunnova Helios X Issuer, LLC Series C A(c)		5.3000	11/22/49	454,757
144,010	Sunnova Helios X Issuer, LLC Series C C(c),(e)		6.0000	11/22/49	71,705
116,567	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	107,157
365,855	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	345,082
86,550	Textainer Marine Containers VII Ltd. Series 1A A(c)		5.2500	08/20/49	87,449
229,507	USQ Rail III, LLC Series 1A A(c)		4.9900	09/28/54	229,059
100,169	Vivint Solar Financing VII, LLC Series 1A A(c)		2.2100	07/31/51	92,820
562,952	Willis Engine Structured Trust VII Series A A(c)		8.0000	10/15/48	577,305
					17,854,538

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	RESIDENTIAL MORTGAGE — 1.7%
382,297	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	4.7280	06/25/29	$400,969
3,922,993	Belvedere SPV Srl Series 1 A(d),(e)	EUR006M + 3.250%	5.3740	12/31/38	673,824
179,808	CFMT, LLC Series 2023-HB11 A(b),(c)		4.0000	02/25/37	179,756
3,712	Chase Funding Trust Series 2002-4 2A1(d)	TSFR1M + 0.854%	4.5280	10/25/32	3,737
23,168	Chase Funding Trust Series 2004-1 1A7(f)		4.9850	11/25/33	23,052
475,848	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB3 B2(d)	TSFR1M + 3.489%	7.1580	06/25/32	474,707
42,873	Credit-Based Asset Servicing and Securitization, LLC Series 2003-CB1 M1(d)	TSFR1M + 1.539%	4.4500	01/25/33	42,849
85,592	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(d)	TSFR1M + 2.889%	6.5630	03/25/34	116,476
1,360,918	Credit-Based Asset Servicing and Securitization, LLC Series 2004-RP1(c),(d)	TSFR1M + 3.864%	7.5380	05/25/50	1,351,619
75,280	CWABS Asset-Backed Certificates Trust Series 2005-13 AF4(b)		5.8050	04/25/36	72,455
11,961	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	4.9880	11/25/34	12,068
109,307	Equity One Mortgage Pass-Through Trust Series 2004-3 M1(f)		3.7150	07/25/34	103,302
160,001	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	2.6030	09/26/33	159,250
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	5.5880	04/25/32	368,216
86,494	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	4.4480	12/25/35	71,093
278,970	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	274,357
566,280	Lehman A.B.S Mortgage Loan Trust Series 2007-1 2A2(c),(d)	TSFR1M + 0.314%	3.9880	06/25/37	362,723
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	6.6380	06/25/33	61,677
48,716	MASTR Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	4.9130	11/25/35	47,244
422,852	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	4.5480	10/25/46	419,308
1,350,000	RMF Buyout Issuance Trust Series 2022-HB1 M4(b),(c)		4.5000	04/25/32	1,203,325
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	6.9380	08/25/33	490,911
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	5.4380	05/25/35	145,364
233,232	Structured Asset Securities Corp Mortgage Loan Series WF1 A1(d)	TSFR1M + 0.534%	4.2080	02/25/37	230,664
					7,288,946
	STUDENT LOANS — 1.4%
24,421	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	4.8490	01/25/43	22,492
302,410	Brazos Education Loan Authority, Inc. Series 2 A1A		2.0600	01/25/72	266,773
56,379	College Ave Student Loans, LLC Series 2019-A A1(c),(d)	TSFR1M + 1.514%	5.1880	12/28/48	56,621
43,193	College Ave Student Loans, LLC Series 2021-A D(c)		4.1200	07/25/51	41,581
241,620	College Ave Student Loans, LLC Series 2023-A A1(c),(d)	SOFR30A + 1.900%	5.5670	05/25/55	245,899
98,936	Commonbond Student Loan Trust Series 2021-B-GS A(c)		1.1700	09/25/51	87,345

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.1% (Continued)
	STUDENT LOANS — 1.4% (Continued)
839,642	Commonbond Student Loan Trust Series 2021-BGS B(c)		1.6400	09/25/51	$697,642
49,915	EDvestinU Private Education Loan Issue No. 3, LLC Series A A(c)		1.8000	11/25/45	47,059
131,818	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	122,175
227,448	Navient Private Education Refi Loan Trust Series 2021-D-DA A(c),(d)	PRIME - 1.990%	4.7600	04/15/60	225,033
225,000	Navient Private Education Refi Loan Trust Series 2019-FA B(c)		3.1200	08/15/68	204,731
115,128	Navient Private Education Refi Loan Trust Series 2020-H-IA A1B(c),(d)	TSFR1M + 1.114%	4.7740	04/15/69	114,608
165,000	Navient Private Education Refi Loan Trust Series 2020-FA B(c)		2.6900	07/15/69	147,716
235,000	Navient Private Education Refi Loan Trust Series 2021-FA B(c)		2.1200	02/18/70	175,557
89,891	Navient Student Loan Trust Series BA A1B(c),(d)	SOFR30A + 1.700%	5.3580	03/15/72	90,768
244,224	North Texas Higher Education Authority, Inc. Series 1 A1B(d)	TSFR1M + 0.684%	4.3580	09/25/61	243,151
230,633	SLM Private Credit Student Loan Trust Series 2004-B A4(d)	TSFR3M + 0.692%	4.4150	09/15/33	228,736
48,640	SLM Private Credit Student Loan Trust Series 2006-B A5(d)	TSFR3M + 0.532%	4.2550	12/15/39	47,743
593,214	SLM Private Education Loan Trust Series 2010-C(c),(d)	TSFR1M + 4.864%	8.5240	10/15/41	623,333
278,069	SLM Student Loan Trust Series 2012-1 A3(d),(e)	SOFR30A + 1.064%	4.7320	09/25/28	275,248
11,101	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	4.3990	10/25/40	10,549
51,369	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	4.4590	01/25/55	49,358
346,000	SLM Student Loan Trust Series 2008-4 B(d)	SOFR90A + 2.112%	5.9990	04/25/73	366,476
459,000	SLM Student Loan Trust Series 2008-5 B(d)	SOFR90A + 2.112%	5.9990	07/25/73	486,520
375,000	SLM Student Loan Trust Series 2008-2 B(d)	SOFR90A + 1.462%	5.3490	01/25/83	398,238
375,000	SLM Student Loan Trust Series 2008-3 B(d)	SOFR90A + 1.462%	5.3490	04/26/83	389,386
					5,664,738
	WHOLE BUSINESS — 0.9%
1,696,490	Harvest SBA Loan Trust Series 2023-1 C(c),(d)	SOFR30A + 8.500%	12.2870	10/25/50	1,815,104
1,411,870	Harvest SBA Loan Trust Series 2024-1 B(c),(d)	SOFR30A + 3.750%	7.5000	12/25/51	1,438,451
1,224,803	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		2.8590	10/25/35	27,326
972,357	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		3.0150	10/25/40	27,622
20,048	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.250%	6.5000	12/25/48	20,048
28,465	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.700%	6.0500	10/25/49	28,690
260,093	Newtek Small Business Loan Trust Series 2023-1 A(c),(d)	PRIME - 0.500%	6.2500	07/25/50	262,691
77,292	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	6.2500	12/27/44	77,181
334,148	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	6.8200	04/25/48	339,235
					4,036,348
	TOTAL ASSET BACKED SECURITIES (Cost $281,085,193)				276,258,379

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0%
	ASSET MANAGEMENT — 0.2%
274,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	12/31/33	$194,198
65,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	51,780
890,000	Nomura America Finance, LLC(d)	4*( USISOA30-USISOA02)-1.00%	2.0840	07/29/34	625,224
					871,202
	BANKING — 2.5%
190,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02-0.75%)	0.0000	06/27/33	128,250
120,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02)-0.738%	1.6710	01/30/34	84,600
100,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02)-1.738%	0.7080	08/28/34	68,750
525,000	Barclays Bank PLC(d)	4.250*(USISOA30-USISOA02)	0.0000	09/13/28	467,250
50,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)	0.0000	10/18/28	44,188
75,000	Barclays Bank PLC(d)	4*(USISOA10-USISOA02)-1.00%	0.0000	08/15/33	51,750
58,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)-2.00%	0.0000	04/25/34	39,875
170,000	Barclays Bank PLC(d)	8*(USISOA30-USISOA05)-2.00%	7.2260	07/31/34	123,250
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	2.5610	04/30/33	128,768
1,037,000	Citigroup, Inc.(d)	4.5*(USISOA30-USISOA05)	2.9160	11/26/33	810,156
150,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)	3.2240	10/31/34	119,853
507,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)-1.00 -1.00%	0.0000	12/29/34	382,785
55,000	Citigroup, Inc.(d)	20*(USISOA30-USISOA02)-17.5%	0.0000	08/31/35	40,150
500,000	Credit Agricole Corporate & Investment Bank S.A.(d)	9.75*(USISOA30-USISOA02)	0.0000	04/22/36	410,000

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	BANKING — 2.5% (Continued)
1,500,000	Credit Agricole Corporate & Investment Bank S.A.(d)	7.75*(USISOA30-USISOA02)	0.0000	05/24/36	$1,140,000
120,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA05)-2.20%	0.0000	01/31/33	84,300
245,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02)-1.60%	0.0000	06/30/34	167,825
1,257,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02)-2.000%	0.0000	08/28/34	895,613
961,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02)-1.00%	0.0000	11/26/34	697,926
738,000	Deutsche Bank A.G.(d)	10*(USISOA30-USISOA02)-8.750%	0.0000	03/27/35	579,330
75,000	Deutsche Bank A.G.(d)	15*(USISOA30-USISOA02)-13.125%	0.0000	12/23/35	54,281
100,000	HSBC USA, Inc.(d)	6.250*(USISOA30-USISOA05)	3.9930	05/21/29	87,625
136,000	Lloyds Bank PLC(d)	4*(USISOA30-USISOA02)-1.00%	2.0680	10/25/33	97,920
655,000	Lloyds Bank PLC(d)	4*(USISOA30-USISOA02)-1.400%	0.0000	11/27/33	422,551
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISOA30-USISOA02)	4.3600	04/30/34	202,335
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISOA30-USISOA05)-1.875%	3.0240	07/31/34	1,044,593
125,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02)-0.25%	0.0000	08/18/31	99,531
100,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02)-0.50%	0.0000	08/26/31	75,875
202,000	SG Structured Products, Inc		0.0000	03/31/26	200,990
185,000	SG Structured Products, Inc.(d)	4*(USISOA30-USISOA02)-2.00%	0.0000	07/29/31	151,006
744,000	Societe Generale S.A.(d)	10*(USISOA30-USISOA02)	10.0000	10/29/32	671,460
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	5.9990	02/15/34	107,601

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	BANKING — 2.5% (Continued)
1,079,000	UBS A.G.(d)	15*(USISOA30-USISOA02)	8.0000	10/31/31	$977,844
					10,658,231
	INSTITUTIONAL FINANCIAL SERVICES — 8.1%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	04/25/32	39,616
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30-USISOA02)	1.7850	11/22/32	31,325
200,000	Citigroup Global Markets Holdings, Inc.	30*(USISOA30-USISOA02)	0.0000	03/29/34	191,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	03/29/34	58,500
1,350,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	9.3000	01/22/35	1,307,812
295,000	Citigroup Global Markets Holdings, Inc.		0.0000	12/28/40	240,425
553,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	11.0000	04/01/41	508,760
1,700,000	Citigroup Global Markets Holdings, Inc.(d)	25*(USISOA30-USISOA02)	0.0000	09/03/41	1,510,874
353,000	Credit Suisse A.G.(d)	8*(USISOA30-USISOA02)	6.4470	07/31/30	322,113
95,000	Credit Suisse A.G.(d)	8*(USISOA30-USISOA02)	6.3670	10/30/30	82,888
500,000	GS Finance Corporation(d)	7*(USISOA30-USISOA05)-1.75%	0.0000	03/24/31	383,125
30,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	4.6960	06/30/37	23,213
1,000,000	Jefferies Financial Group, Inc.(d)	9*(USISOA30-USISOA02)	7.2530	07/31/37	805,000
1,071,000	Jefferies Financial Group, Inc.(d)	9*(USISOA10-USISOA02)	4.2260	08/31/37	832,703
150,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	4.6960	08/31/37	116,063
248,000	Jefferies Financial Group, Inc.(d)	8*(USISOA10-USISOA02)	3.7570	09/30/37	188,480
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	4.6960	10/31/37	186,300
2,250,000	Jefferies Financial Group, Inc.(d)	8.5*(USISOA30-USISOA02)	6.8500	10/31/37	1,799,999
110,000	Jefferies Financial Group, Inc.(d)	8*(USISOA30-USISOA02)	6.4470	01/31/38	86,075
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	5.2330	02/28/38	638,756
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	7.9560	03/20/40	289,187

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.1% (Continued)
1,000,000	JPMorgan Chase Financial Company, LLC(d)	10*(USISOA30-USISOA02)	7.4910	10/21/36	$825,000
125,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	4.0620	08/31/26	118,750
138,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	5.4200	12/27/26	131,100
115,000	Morgan Stanley		0.0000	03/21/27	114,569
56,000	Morgan Stanley(d)	4*(USISOA30-USISOA05)	0.0000	06/28/28	49,770
100,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA05)	2.9400	07/31/28	87,836
1,015,000	Morgan Stanley(d)	8*(USISOA30-USISOA05)	0.0000	09/27/28	897,006
772,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	4.0450	10/15/28	668,745
125,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	2.7240	12/03/28	108,750
100,000	Morgan Stanley		0.0000	06/29/29	97,750
4,385,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	10.0000	04/30/30	3,951,980
1,628,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	7.4110	05/29/30	1,467,234
865,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	7.9630	06/30/30	779,581
221,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	5.3520	07/31/30	193,375
390,000	Morgan Stanley(d)	8.5*(USISOA30-USISOA02)	6.1110	08/19/30	341,250
216,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	10.0000	08/31/30	189,000
428,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	10.0000	09/30/30	385,735
171,000	Morgan Stanley Series 10(d)	5*(USISOA30-USISOA02)	3.3450	10/30/30	124,819
151,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	4.6830	10/30/30	130,049
50,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.3450	11/30/30	40,250
66,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	6.6900	11/30/30	59,565
70,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	6.7700	01/29/31	63,175
20,000	Morgan Stanley		8.0000	03/31/31	17,150
167,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	9.0000	03/31/31	159,068

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.1% (Continued)
89,000	Morgan Stanley		8.5000	05/31/31	$84,105
125,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	9.0000	06/30/31	119,844
114,000	Morgan Stanley		8.5000	07/29/31	107,730
268,200	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	09/16/31	234,005
231,000	Morgan Stanley(d)	5*(USISOA30-USISOA05)	3.2730	02/15/33	162,855
247,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	5.4160	01/30/34	197,600
130,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	3.1830	02/28/34	91,000
345,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	3.3110	02/28/34	244,950
209,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	10.0000	03/31/34	148,390
287,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	2.7080	05/30/34	203,770
485,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	10.0000	06/30/34	345,110
333,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.3850	08/29/34	241,425
450,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	10.0000	08/29/34	326,250
160,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.4060	09/30/34	116,000
231,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	4.7390	09/30/34	171,601
279,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	4.1850	10/08/34	202,973
169,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.3850	10/31/34	122,525
279,000	Morgan Stanley		7.2500	10/31/34	225,990
295,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	8.0000	10/31/34	223,831
185,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.3850	11/28/34	134,588
60,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	4.7390	11/28/34	45,525
230,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA02)	6.5390	12/31/34	164,450
450,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.3850	01/30/35	326,250
567,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	5.4160	01/30/35	438,716

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.1% (Continued)
40,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.3450	02/27/35	$29,000
888,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	10.0000	03/31/35	659,340
346,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	10.0000	03/31/35	250,850
1,033,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	04/30/35	960,690
100,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	05/29/35	93,000
366,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	06/30/35	340,380
458,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	07/31/35	425,940
287,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	9.0000	09/30/35	266,910
176,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	9.0000	11/30/35	163,680
241,000	Morgan Stanley(d)	9*(CMS30-CMS2)	7.7820	12/23/35	224,130
909,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	10.0000	02/29/36	735,154
70,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	9.0000	08/31/36	62,738
75,000	Morgan Stanley Finance, LLC(d)	(USISOA30-USISOA02)	7.0000	09/30/36	63,000
1,215,000	Morgan Stanley Finance, LLC(d)	11*(USISOA30-USISOA02)	7.6550	05/26/37	978,074
333,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	9.0000	06/30/37	309,690
869,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	9.0000	08/31/37	745,168
422,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	8.0000	11/22/37	343,930
300,000	UBS A.G.(d)	7.5*(USISOA30-USISOA02)	5.0770	09/30/30	258,375
627,000	UBS A.G.(d)	10*(USISOA30-USISOA02)	7.9590	09/30/30	561,165
1,220,000	UBS A.G.(d)	10*(USISOA30-USISOA02)	10.0000	01/29/31	1,091,899
791,000	UBS A.G.(d)	12*(USISOA30-USISOA02)	10.0000	04/29/31	715,855
					34,602,172
	LEISURE FACILITIES & SERVICES — 0.1%
370,647	Times Square Hotel Trust(c)		8.5280	08/01/26	371,197

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	OIL & GAS PRODUCERS — 0.1%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	$292,928

	SPECIALTY FINANCE — 4.0%
177,813	Fort Knox Military Housing Privatization Project(c),(d)	TSFR1M + 0.454%	4.1140	02/15/52	147,188
2,538,949	MM Community Funding III Ltd. / MM Community Funding III Corporation(c),(d)	TSFR6M + 2.478%	6.2070	05/01/32	2,492,760
737,000	Morgan Stanley Finance, LLC(b)	15(USISOA30-USISOA02)	15.2050	04/30/33	658,694
541,000	Morgan Stanley Finance, LLC(b)	10*(USISOA30-USISOA02)	6.6900	06/30/36	437,534
242,000	Morgan Stanley Finance, LLC(b)	15*(USISOA30-USISOA02)	10.0000	07/29/36	205,398
3,863,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	9.0000	08/31/36	3,457,384
1,143,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	9.0000	09/30/36	1,024,414
3,883,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	9.0000	11/29/36	3,475,284
40,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	10.0000	12/30/36	35,850
1,707,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	9.0000	01/31/37	1,527,765
100,000	Morgan Stanley Finance, LLC(b)	15*(USISOA30-USISOA02)	9.0000	03/31/37	85,500
767,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	9.0000	04/28/37	687,424
290,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	8.0000	07/31/37	259,550
168,000	Morgan Stanley Finance, LLC(b)	20*(USISOA30-USISOA02)	8.0000	09/29/37	150,360
2,014,000	Morgan Stanley Finance, LLC(b)	10*(USISOA30-USISOA02)	16.0000	09/29/37	1,623,788
634,876	Select Notes Trust LT		5.9100	02/22/33	578,034
					16,846,927
	TOTAL CORPORATE BONDS (Cost $64,985,220)				63,642,657

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.2%
	STUDENT LOANS — 0.2%
418,527	Kentucky Higher Education Student Loan Corporation(d)	TSFR1M + 1.050%	4.8380	11/25/50	$410,387
258,513	Massachusetts Educational Financing Authority		2.3000	02/25/40	243,546
318,145	North Texas Higher Education Authority, Inc.(d)	TSFR1M + 0.570%	4.3580	10/25/61	315,267
	TOTAL MUNICIPAL BONDS (Cost $937,479)				969,200

	U.S. GOVERNMENT & AGENCIES — 8.7%
	AGENCY FIXED RATE — 0.0%(h)
60,432	Ginnie Mae II Pool 786928		6.5000	09/20/53	63,745

	AGENCY MBS OTHER — 0.0%(h)
31,232	Fannie Mae Pool 257064		4.5000	11/01/37	31,398
1,284	Ginnie Mae II Pool BU6365(b)		4.6680	04/20/70	1,291
					32,689
	U.S. TREASURY BILLS — 5.9%
15,000,000	United States Treasury Bill(g)		3.3600	03/24/26	14,966,974
10,000,000	United States Treasury Bill(g)		3.5800	04/30/26	9,940,557
					24,907,531
	U.S. TREASURY NOTE — 2.8%
12,000,000	United States Treasury Note		3.6250	12/31/30	12,056,485

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $36,972,912)				37,060,450

	TOTAL INVESTMENTS - 89.0% (Cost $384,980,804)				$377,930,686
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.0%				46,920,580
	NET ASSETS - 100.0%				$424,851,266

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation
180	CBOT 10 Year US Treasury Note Future	06/22/2026	$20,486,250	$88,097
100	CBOT 3 Year US Treasury Note Future	07/01/2026	21,419,531	39,740
70	CBOT 5 Year US Treasury Note Future	07/01/2026	7,709,844	21,583
	TOTAL LONG FUTURES CONTRACTS			$149,420

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value(1)	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY Series 43	Annual(2)	GS	5.00%	12/20/2029	$54,450,000	$(4,342,835)	$(3,192,430)	$(1,150,405)
CDX.NA.HY Series 44	Annual(3)	GS	(5.00%)	6/20/2030	(4,950,000)	401,912	104,244	297,668
TOTAL						$(3,940,923)	$(3,088,186)	$(852,737)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.

(2)	Buy Protection

(3)	Sell Protection

GS	- Goldman Sachs

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

ECOFC	Enterprise 11th District Cost of Funds Index

EUR006M	Euribor 3 Month

EUR006M	Euribor 6 Month

PRIME	Prime Rate by U.S.

SOFR30A	United States 30 Day Average Secured Overnight Financing Rate

SOFR90A	United States 90 Day Average Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

USISOA02	USD SOFR Spread-Adj. ICE Swap Rate 2Y

USISOA05	USD SOFR Spread-Adj. ICE Swap Rate 5Y

USISOA010	USD SOFR Spread-Adj. ICE Swap Rate 10Y

USISOA030	USD SOFR Spread-Adj. ICE Swap Rate 30Y

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is $202,634,813 or 47.7% of net assets.

(d)	Variable rate security; the rate shown represents the rate on February 28, 2026.

(e)	Illiquid security. The total fair value of these securities as of February 28, 2026 was $12,935,998, representing 3.10% of net assets.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at February 28, 2026.

(g)	Zero coupon bond.

(h)	Percentage rounds to less than 0.1%.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

	Easterly	Easterly	Easterly		Easterly		Easterly
	Global Real Estate	Hedged Equity	Snow Small Cap		Snow Long/Short		Income
	Fund	Fund	Value Fund		Opportunity Fund		Opportunities Fund
Assets:
Total Investments, at cost	$189,452,718	$420,905,834	$36,068,365		$88,428,606		$384,980,804
Total Investments, at value	181,635,399	488,793,825	42,167,424		126,090,120		377,930,686
Cash	9,125,302	19,976,462	—		4,433,306		34,661,566
Cash Collateral Held at Custodian	—	24,097,471	—		2,050,852		—
Foreign Cash (Cost $126,846, $0, $0, $0, $198,000)	126,807	—	—		—		197,532
Deposit at custodian for collateral for swaps	—	—	—		—		1,390,000
Deposit at broker	—	—	—		20,442,455		—
Deposit at broker for swaps	—	—	—		—		6,952,513
Deposit at broker for futures	—	—	—		—		4,561,096
Unrealized appreciation on swaps	—	7,080,239	—		—		297,668
Unrealized appreciation on futures	—	—	—		—		149,420
Interest and dividends receivable	1,073,944	255,394	70,822		382,850		2,259,619
Receivable for securities sold	4,648,090	247,427	8,162,048		—		555,826
Receivable for fund shares sold	69,236	620,971	20,286		—		621,956
Prepaid expenses and other assets	75,441	164,434	74,900		48,156		213,485
Total Assets	196,754,219	541,236,223	50,495,480		153,447,739		429,791,367

Liabilities:
Due to Broker	—	679,512	—		—		—
Options Written (premiums received $0, $8,326,072, $0, $1,731,428, $0)	—	6,142,025	—		3,261,171		—
Securities sold short (premiums received $0, $0, $0, $34,559,276, $0)	—	—	—		40,869,302		—
Cash Overdraft	—	—	7,763,468		—		—
Payable for securities purchased	26,951	397,276	—		—		48,097
Payable to manager	97,119	403,893	15,299		54,701		283,933
Payable for distribution (12b-1) fees	26,467	30,528	6,946		19,333		8,376
Payable for dividends on short sales	—	—	—		8,130		—
Payable for fund shares redeemed	210,401	629,512	25,157		—		183,570
Administration fees payable	26,866	54,800	12,616		18,865		111,968
Trustee fees payable	5,632	5,698	5,483		5,491		5,424
Premiums received on swaps	—	—	—		—		3,088,186
Unrealized depreciation on swaps	—	—	—		—		1,150,405
Accrued expenses and other liabilities	154,695	4,034	25,348		36,849		60,142
Total Liabilities	548,131	8,347,278	7,854,317		44,273,842		4,940,101

Net Assets	$196,206,088	$532,888,945	$42,641,163		$109,173,897		$424,851,266

Net Assets:
Paid in capital	557,135,202	457,990,459	31,878,451		73,213,115		434,602,965
Accumulated earnings (loss)	(360,929,114)	74,898,486	10,762,712		35,960,782		(9,751,699)
Net Assets	$196,206,088	$532,888,945	$42,641,163		$109,173,897		$424,851,266

Net Asset Value Per Share
Class A
Net Assets	$34,971,682	$10,189,947	$15,533,145		$53,599,171		$11,128,441
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,318,584	693,431	213,046		1,382,043		1,066,283
Net asset value, redemption price per share (a)	$15.08	$14.69	$72.91		$38.78		$10.44
Offering price per share (maximum sales charge of 5.75%, 5.75%, 5.75%, 5.75% and 2.00%, respectively)	$16.00	$15.59	$77.36		$41.15		$10.65

Class C
Net Assets	$13,003,447	$5,433,001	$2,294,964		$2,168,957		$4,759,412
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	859,895	386,191	35,146		60,372		469,566
Net asset value, offering price per share (b)	$15.12	$14.07	$65.30		$35.93		$10.14

Class I
Net Assets	$145,727,846	$516,674,681	$24,812,975		$53,405,716		$317,827,483
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	9,045,803	34,392,767	329,292		1,360,587		31,363,641
Net asset value, redemption price and offering price per share	$16.11	$15.02	$75.35		$39.25		$10.13

Class R6
Net Assets	$2,503,113	$591,316	$79		$53		$91,135,930
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	152,325	37,951	1		1		8,645,609
Net asset value, redemption price and offering price per share	$16.43	$15.58	$75.36	(c)	$39.25	(c)	$10.54

(a)	Class A shares of the Global Real Estate, Hedged Equity, Snow Small Cap Value, and Snow Long/Short Opportunity Fund that are purchased at net asset value (“NAV”) in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase.

(b)	Redemption price per C share varies based on length of time shares are held.

(c)	Doesn’t recalculate due to rounding.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

				Easterly Snow	Easterly
	Easterly Global	Easterly	Easterly Snow	Long/Short	Income
	Real Estate	Hedged Equity	Small Cap	Opportunity	Opportunities
	Fund	Fund	Value Fund	Fund	Fund
Investment Income:
Dividend income	$3,892,806	$2,158,341	$344,142	$1,179,144	$—
Interest income	160,285	302,887	22,794	262,911	14,326,863
Less: Foreign withholding taxes	(136,510)	—	(2,572)	(28,862)	—
Total Investment Income	3,916,581	2,461,228	364,364	1,413,193	14,326,863

Operating Expenses:
Management fees	1,003,414	2,633,364	139,056	404,135	2,445,684
Distribution (12b-1) fees
Class A Shares	41,496	12,629	17,769	62,787	13,923
Class C Shares	69,815	24,983	8,827	10,025	23,774
Shareholder servicing fees	158,917	173,327	9,845	27,636	166,306
Administration fees	70,395	117,477	18,689	39,980	282,036
Transfer Agent	34,397	78,916	16,648	16,255	55,644
Legal fees	29,836	31,011	28,414	27,158	35,252
Registration fees	27,569	38,296	21,261	16,806	35,513
Audit fees	20,841	9,776	7,633	9,776	11,970
Custodian fees	18,974	11,328	11,901	13,912	25,566
Printing and postage expense	14,367	14,840	4,179	5,836	22,951
Trustees’ fees	12,684	12,695	12,450	12,450	12,685
Insurance expense	10,183	6,151	872	2,925	12,059
Compliance officer fees	10,097	12,391	4,492	6,946	14,660
Interest Expense	—	122,265	—	—	200,753
Dividend Expense	—	—	—	256,739	—
Miscellaneous expenses	26,688	1,734	1,982	1,933	1,734
Total Operating Expenses	1,549,673	3,301,183	304,018	915,299	3,360,510
Less: Expenses waived and/or reimbursed	(221,874)	(392,087)	(100,951)	—	(574,222)
Net Operating Expenses	1,327,799	2,909,096	203,067	915,299	2,786,288

Net Investment Income (Loss)	2,588,782	(447,868)	161,297	497,894	11,540,575

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(11,454,472)	8,442,317	4,543,647	8,060,598	222,627
Short sales	—	—	—	(625,343)	—
Options purchased	—	(42,101,566)	—	(12,649)	—
Options written	—	27,849,188	—	1,331,536	—
Futures	—	—	—	—	319,831
Swaps	—	11,323,094	—	—	(79,130)
Net realized gain (loss):	(11,454,472)	5,513,033	4,543,647	8,754,142	463,328

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency transactions	22,619,138	13,183,143	(641,906)	9,356,899	5,924,869
Short sales	—	—	—	(3,306,844)	—
Options purchased	—	(45,006)	—	—	—
Options written	—	2,030,855	—	(1,415,493)	—
Futures	—	—	—	—	29,954
Swaps	—	(5,066,643)	—	—	(1,072,835)
Net change in unrealized appreciation (depreciation)	22,619,138	10,102,349	(641,906)	4,634,562	4,881,988

Net Realized and Unrealized Gain On Investments	11,164,666	15,615,382	3,901,741	13,388,704	5,345,316

Net Increase in Net Assets Resulting From Operations	$13,753,448	$15,167,514	$4,063,038	$13,886,598	$16,885,891

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Easterly		Easterly
	Global Real Estate Fund		Hedged Equity Fund
	Six Months Ended		Six Months Ended
	February 28, 2026	Year Ended	February 28, 2026	Year Ended
	(Unaudited)	August 31, 2025	(Unaudited)	August 31, 2025
Operations:
Net investment income (loss)	$2,588,782	$5,141,173	$(447,868)	$(486,790)
Net realized gain (loss) on investments, options, swaps and foreign currency transactions	(11,454,472)	(22,334,749)	5,513,033	7,601,997
Net change in unrealized appreciation on investments, options, swaps and foreign currency transactions	22,619,138	16,726,888	10,102,349	19,823,929
Net increase (decrease) in net assets resulting from operations	13,753,448	(466,688)	15,167,514	26,939,136

Distributions to Shareholders:
Total Distributions Paid:
Class A	(662,434)	(942,765)	—	—
Class C	(252,061)	(364,963)	—	—
Class I	(3,526,504)	(5,202,071)	—	(192,550)
Class R6	(46,863)	(76,686)	—	(638)
Total Dividends and Distributions to Shareholders	(4,487,862)	(6,586,485)	—	(193,188)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	1,968,793	2,384,284	2,129,212	5,178,798
Class C	85,599	276,207	1,695,823	2,094,863
Class I	9,213,379	23,758,697	245,563,789	225,560,471
Class R6	12,972	54,492	—	348
Reinvestment of dividends and distributions
Class A	595,254	849,239	—	—
Class C	235,912	335,406	—	—
Class I	2,821,438	4,010,241	—	167,856
Class R6	9,553	17,885	—	427
Cost of shares redeemed
Class A	(5,144,428)	(12,566,128)	(1,631,826)	(2,471,686)
Class C	(4,581,302)	(8,996,436)	(423,194)	(238,809)
Class I	(68,571,598)	(72,577,662)	(61,243,776)	(100,567,486)
Class R6	(274,805)	(1,338,717)	(71,524)	(373,604)

Net increase (decrease) in net assets from share transactions of beneficial interest	(63,629,233)	(63,792,492)	186,018,504	129,351,178

Total Increase (Decrease) in Net Assets	(54,363,647)	(70,845,665)	201,186,018	156,097,126

Net Assets:
Beginning of year/period	250,569,735	321,415,400	331,702,927	175,605,801
End of year/period	$196,206,088	$250,569,735	$532,888,945	$331,702,927

Share Activity
Shares sold
Class A	138,803	169,411	145,813	389,199
Class C	5,950	19,227	121,699	163,561
Class I	615,806	1,601,372	16,463,197	16,560,405
Class R6	871	3,589	—	24
Shares reinvested
Class A	43,355	60,237	—	—
Class C	17,102	23,490	—	—
Class I	192,751	267,811	—	12,361
Class R6	640	1,172	—	30
Shares redeemed
Class A	(370,660)	(901,790)	(111,467)	(184,803)
Class C	(326,545)	(641,606)	(30,134)	(18,610)
Class I	(4,614,073)	(4,909,096)	(4,084,320)	(7,432,477)
Class R6	(17,900)	(88,032)	(4,636)	(27,257)
Net increase (decrease) in shares of beneficial interest	(4,313,900)	(4,394,215)	12,500,152	9,462,433

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Easterly			Easterly
	Snow Small Cap Value Fund			Snow Long/Short Opportunitiy Fund
	Six Months Ended	Six Months Ended	Year ended	Six Months Ended	Six Months Ended	Year ended
	February 28, 2026	August 31, 2025	February 28, 2025	February 28, 2026	August 31, 2025	February 28, 2025
	(Unaudited)			(Unaudited)
Operations:
Net investment income	$161,297	$357,411	$392,150	$497,894	$567,274	$1,118,104
Net realized gain (loss) on investments	4,543,647	927,736	1,853,654	8,754,142	3,369,738	2,666,490
Net change in unrealized appreciation (depreciation) on investments	(641,906)	2,705,657	(385,968)	4,634,562	4,389,861	2,874,386
Net increase in net assets resulting from operations	4,063,038	3,990,804	1,859,836	13,886,598	8,326,873	6,658,980

Distributions to Shareholders:
Total Distributions Paid:
Class A	(530,035)	—	(87,006)	(3,304,691)	—	(2,164,412)
Class C	(60,596)	—	(658)	(125,720)	—	(83,971)
Class I	(732,270)	—	(135,554)	(3,245,929)	—	(2,067,795)
Class R6	(3)	—	(1)	(3)	—	(2)
Total Dividends and Distributions to Shareholders	(1,322,904)	—	(223,219)	(6,676,343)	—	(4,316,180)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	1,437,831	66,570	697,159	2,665,842	529,771	1,597,655
Class C	794,752	13,408	203,782	14,000	0 *	—
Class I	16,809,408	789,099	3,328,458	798,693	39,082	735,386
Class R6	—	—	—	—	—	—
Reinvestment of dividends and distributions
Class A	113,998	—	20,607	848,783	—	600,527
Class C	60,596	—	658	109,851	—	78,708
Class I	420,929	—	69,427	2,852,717	—	1,711,635
Class R6	—	—	1	3	—	2
Cost of shares redeemed
Class A	(249,340)	(101,103)	(973,993)	(2,437,041)	(1,891,578)	(6,128,890)
Class C	(27,622)	(136,231)	(169,245)	(78,874)	(177,435)	(817,724)
Class I	(10,947,013)	(445,918)	(1,785,490)	(697,687)	(316,356)	(5,736,162)
Class R6	—	—	—	—	—	—

Net increase (decrease) in net assets from share transactions of beneficial interest	8,413,539	185,825	1,391,364	4,076,287	(1,816,516)	(7,958,863)

Total Increase (Decrease) in Net Assets	11,153,673	4,176,629	3,027,981	11,286,542	6,510,357	(5,616,063)

Net Assets:
Beginning of year/period	31,487,490	27,310,861	24,282,880	97,887,355	91,376,998	96,993,061
End of year/period	$42,641,163	$31,487,490	$27,310,861	$109,173,897	$97,887,355	$91,376,998

Share Activity
Shares sold
Class A	19,932	1,164	11,903	74,089	15,554	47,451
Class C	12,459	268	3,864	416	0 **	—
Class I	217,194	13,698	53,947	21,629	1,133	21,764
Class R6	—	—	—	—	—	—
Shares reinvested
Class A	1,645	—	322	23,702	—	17,868
Class C	975	—	11	3,306	—	2,510
Class I	5,881	—	1,050	78,761	—	50,387
Class R6	—	—	0 **	—	—	0 **
Shares redeemed
Class A	(3,466)	(1,749)	(16,659)	(66,277)	(56,766)	(182,699)
Class C	(433)	(2,701)	(3,175)	(2,332)	(5,791)	(26,165)
Class I	(140,623)	(7,672)	(29,084)	(18,743)	(9,567)	(167,726)
Class R6	—	—	—	—	—	—
Net increase (decrease) in shares of beneficial interest	113,564	3,008	22,179	114,551	(55,437)	(236,610)

*	Less than $1.00.

**	Less than 1 share.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Easterly
	Income Opportunities Fund
	Six Months Ended	Nine Months Ended	Year Ended
	February 28, 2026	August 31, 2025	November 30, 2024
	(Unaudited)
Operations:
Net investment income	$11,540,575	$14,551,162	$18,451,876
Net realized gain (loss) on investments	463,328	3,716,329	389,319
Net change in unrealized appreciation (depreciation) on investments	4,881,988	3,433,911	12,258,607
Net increase in net assets resulting from operations	16,885,891	21,701,402	31,099,802

Distributions to Shareholders:
Total Distributions Paid:
Class A	(289,576)	(346,618)	(287,003)
Class C	(109,020)	(126,856)	(149,225)
Class I	(8,434,096)	(10,741,451)	(12,036,395)
Class R6	(2,409,587)	(2,999,160)	(3,958,808)
Return of Capital
Class A	—	(14,588)	(54,370)
Class C	—	(6,401)	(33,420)
Class I	—	(433,107)	(2,162,099)
Class R6	—	(120,533)	(712,009)
Total Dividends and Distributions to Shareholders	(11,242,279)	(14,788,714)	(19,393,329)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	1,546,248	23,675,477	4,016,462
Class C	742,460	1,156,279	1,215,430
Class I	55,633,485	99,776,062	97,962,493
Class R6	9,530,866	31,919,721	6,435,020
Reinvestment of dividends and distributions
Class A	216,548	280,563	241,860
Class C	80,507	109,486	139,923
Class I	7,161,621	9,639,758	12,566,999
Class R6	1,936,167	2,580,988	3,912,798
Cost of shares redeemed
Class A	(1,242,539)	(21,375,605)	(2,742,648)
Class C	(568,725)	(724,755)	(1,183,255)
Class I	(51,159,708)	(65,710,266)	(94,652,808)
Class R6	(18,520,744)	(16,163,396)	(16,620,026)

Net increase in net assets from share transactions of beneficial interest	5,356,186	65,164,312	11,292,248

Total Increase in Net Assets	10,999,798	72,077,000	22,998,721

Net Assets:
Beginning of year/period	413,851,468	341,774,468	318,775,747
End of year/period	$424,851,266	$413,851,468	$341,774,468

Share Activity
Shares sold
Class A	149,275	2,317,757	399,333
Class C	73,775	117,046	124,840
Class I	5,522,247	10,080,160	10,122,470
Class R6	911,613	3,108,125	647,404
Shares reinvested
Class A	20,915	27,568	24,366
Class C	8,005	11,069	14,484
Class I	712,330	975,037	1,301,067
Class R6	185,390	252,294	394,574
Shares redeemed
Class A	(119,600)	(2,095,046)	(276,555)
Class C	(56,445)	(73,310)	(122,205)
Class I	(5,081,756)	(6,629,756)	(9,805,661)
Class R6	(1,775,871)	(1,585,200)	(1,661,814)
Net increase in shares of beneficial interest	549,878	6,505,744	1,162,303

See accompanying notes to financial statements.

Easterly Global Real Estate Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	For the Six
	Months Ended
	February 28,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2026		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2025		2024	2023	2022	2021
Net Asset Value, Beginning of Year/Period	$14.28		$14.56		$12.96	$14.56	$18.94	$15.56
Income (Loss) from Investment Operations:
Net investment income (1)	0.13		0.22		0.29	0.20	0.14	0.11
Net realized and unrealized gain (loss)	0.94		(0.17)		1.68	(1.25)	(2.93)	4.85
Total from investment operations	1.07		0.05		1.97	(1.05)	(2.79)	4.96
Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.33)		(0.37)	(0.19)	(0.41)	(0.28)
Distributions from realized gains	—		—		—	(0.36)	(1.18)	(1.30)
Total dividends and distributions	(0.27)		(0.33)		(0.37)	(0.55)	(1.59)	(1.58)
Net Asset Value, End of Year/Period	$15.08		$14.28		$14.56	$12.96	$14.56	$18.94
Total Return*	7.70	% +	0.43%		15.57%	(7.06)%	(16.03)%	33.47%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$34,972		$35,809		$46,281	$56,487	$97,639	$118,587
Ratio of gross operating expenses to average net assets (2)	1.54	% (6)	1.50%		1.46%	1.42%	1.36%	1.51%
Ratio of net operating expenses to average net assets (3)	1.54	% (6)	1.50%		1.46%	1.42%	1.36%	1.51%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	1.91	% (6)	1.58%		2.23%	1.53%	0.80%	0.64%
Portfolio Turnover Rate	95	% (7)	186%		141%	12%	116%	160%

	CLASS C
	For the Six
	Months Ended
	February 28,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2026		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2025		2024	2023	2022	2021
Net Asset Value, Beginning of Year/Period	$14.33		$14.62		$13.00	$14.63	$19.06	$15.68
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.08		0.12		0.19	0.10	0.01	(0.02)
Net realized and unrealized gain (loss)	0.95		(0.17)		1.69	(1.26)	(2.94)	4.89
Total from investment operations	1.03		(0.05)		1.88	(1.16)	(2.93)	4.87
Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.24)		(0.26)	(0.11)	(0.32)	(0.19)
Distributions from realized gains	—		—		—	(0.36)	(1.18)	(1.30)
Total dividends and distributions	(0.24)		(0.24)		(0.26)	(0.47)	(1.50)	(1.49)
Net Asset Value, End of Year/Period	$15.12		$14.33		$14.62	$13.00	$14.63	$19.06
Total Return*	7.32	% +	(0.30	)% +	14.70%	(7.80)%	(16.64)%	32.51%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$13,003		$16,677		$25,767	$34,243	$52,362	$75,701
Ratio of gross operating expenses to average net assets (4)	2.29	% (6)	2.25%		2.21%	2.17%	2.11%	2.26%
Ratio of net operating expenses to average net assets (5)	2.29	% (6)	2.25%		2.21%	2.17%	2.11%	2.26%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.20	% (6)	0.83%		1.47%	0.79%	0.05%	(0.11)%
Portfolio Turnover Rate	95	% (7)	186%		141%	12%	116%	160%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:

1.54% (6)	1.49%	1.45%	N/A	N/A	N/A

(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:

1.54% (6)	1.49%	1.45%	N/A	N/A	N/A

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:

2.29% (6)	2.24%	2.20%	N/A	N/A	N/A

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:

2.29% (6)	2.24%	2.20%	N/A	N/A	N/A

(6)	Annualized for periods less than one year.

(7)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Global Real Estate Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I
	For the Six
	Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2026		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year/Period	$15.21		$15.44	$13.70	$15.34	$19.84	$16.19
Income (Loss) from Investment Operations:
Net investment income (1)	0.18		0.30	0.36	0.27	0.20	0.18
Net realized and unrealized gain (loss)	1.00		(0.17)	1.78	(1.34)	(3.07)	5.08
Total from investment operations	1.18		0.13	2.14	(1.07)	(2.87)	5.26
Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.36)	(0.40)	(0.21)	(0.45)	(0.31)
Distributions from realized gains	—		—	—	(0.36)	(1.18)	(1.30)
Total dividends and distributions	(0.28)		(0.36)	(0.40)	(0.57)	(1.63)	(1.61)
Net Asset Value, End of Year/Period	$16.11		$15.21	$15.44	$13.70	$15.34	$19.84
Total Return*	7.98	% +	0.93%	16.06%	(6.78)%	(15.74)%	34.06%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$145,728		$195,469	$245,406	$376,980	$571,664	$678,440
Ratio of gross operating expenses to average net assets (2)	1.29	% (6)	1.25%	1.20%	1.17%	1.11%	1.26%
Ratio of net operating expenses to average net assets (3)	1.04	% (6)	1.05%	1.05%	1.04%	1.04%	1.12%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.49	% (6)	2.02%	2.62%	1.92%	1.12%	1.02%
Portfolio Turnover Rate	95	% (7)	186%	141%	12%	116%	160%

	CLASS R6
	For the Six
	Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2026		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year/Period	$15.50		$15.72	$13.93	$15.56	$20.09	$16.35
Income (Loss) from Investment Operations:
Net investment income (1)	0.19		0.32	0.36	0.29	0.23	0.22
Net realized and unrealized gain (loss)	1.02		(0.18)	1.83	(1.35)	(3.13)	5.13
Total from investment operations	1.21		0.14	2.19	(1.06)	(2.90)	5.35
Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.36)	(0.40)	(0.21)	(0.45)	(0.31)
Distributions from realized gains	—		—	—	(0.36)	(1.18)	(1.30)
Total dividends and distributions	(0.28)		(0.36)	(0.40)	(0.57)	(1.63)	(1.61)
Net Asset Value, End of Year/Period	$16.43		$15.50	$15.72	$13.93	$15.56	$20.09
Total Return*	8.02%		0.98%	16.15%	(6.61)%	(15.69)%	34.29%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,503	+	$2,615	$3,960	$32,221	$50,074	$32,039
Ratio of gross operating expenses to average net assets (4)	1.29	% (6)	1.25%	1.19%	1.17%	1.11%	1.26%
Ratio of net operating expenses to average net assets (5)	0.94	% (6)	0.95%	0.95%	0.94%	0.94%	0.97%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.51	% (6)	2.14%	2.60%	2.02%	1.30%	1.18%
Portfolio Turnover Rate	95	% (7)	186%	141%	12%	116%	160%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:

1.29% (6)	1.24%	1.19%	N/A	N/A	N/A

(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:

1.04% (6)	1.04%	1.04%	N/A	N/A	N/A

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:

1.29% (6)	1.24%	1.18%	N/A	N/A	N/A

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:

0.94% (6)	0.94%	0.94%	N/A	N/A	N/A

(6)	Annualized for periods less than one year.

(7)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Hedged Equity Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	For the Six
	Months Ended
	February 28,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2026		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2025		2024	2023	2022	2021
Net Asset Value, Beginning of Year/Period	$14.14		$12.73		$10.77	$9.99	$11.18	$10.83
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.03)		(0.06)		(0.04)	(0.01)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	0.58		1.47		2.03	1.03	(0.06)	1.17
Total from investment operations	0.55		1.41		1.99	1.02	(0.09)	1.09
Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(1.10)	(0.74)
Distributions from realized gains	—		—		(0.03)	(0.24)	—	—
Total dividends and distributions	—		—		(0.03)	(0.24)	(1.10)	(0.74)
Net Asset Value, End of Year/Period	$14.69		$14.14		$12.73	$10.77	$9.99	$11.18
Total Return*	3.89	% +	11.08%		18.48%	10.45%	(1.17)%	10.67%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10,190		$9,317		$5,787	$3,348	$1,538	$1,899
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,4)	1.74	% (8)	1.83%		1.89%	1.95%	2.02%	2.04%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,5)	1.56	% (8)	1.57%		1.58%	1.61%	1.54%	2.04%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(0.40	)% (8)	(0.41)%		(0.38)%	(0.14)%	(0.33)%	(0.73)%
Portfolio Turnover Rate	7	% (9)	38%		28%	12%	23%	44%

	CLASS C
	For the Six
	Months Ended
	February 28,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2026		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2025		2024	2023	2022	2021
Net Asset Value, Beginning of Year/Period	$13.58		$12.32		$10.51	$9.82	$10.90	$10.57
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.08)		(0.15)		(0.14)	(0.08)	(0.10)	(0.14)
Net realized and unrealized gain (loss)	0.57		1.41		1.98	1.01	(0.08)	1.12
Total from investment operations	0.49		1.26		1.84	0.93	(0.18)	0.98
Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(0.90)	(0.65)
Distributions from realized gains	—		—		(0.03)	(0.24)	—	—
Total dividends and distributions	—		—		(0.03)	(0.24)	(0.90)	(0.65)
Net Asset Value, End of Year/Period	$14.07		$13.58		$12.32	$10.51	$9.82	$10.90
Total Return*	3.61	% +	10.23	% +	17.51%	9.70%	(1.95)%	9.77%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$5,433		$4,002		$1,844	$460	$366	$746
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,6)	2.49	% (8)	2.58%		2.64%	2.70%	2.77%	2.68%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,7)	2.31	% (8)	2.32%		2.33%	2.36%	2.29%	2.68%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(1.19	)% (8)	(1.17)%		(1.19)%	(0.81)%	(1.02)%	(1.31)%
Portfolio Turnover Rate	7	% (9)	38%		28%	12%	23%	44%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Does not include the expenses of other investment companies in which the Fund invests.

(3)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.68% (8)	1.76%	1.81%	1.84%	1.99%	1.99%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.50% (8)	1.50%	1.50%	1.50%	1.51%	1.99%

(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.43% (8)	2.51%	2.56%	2.59%	2.74%	2.63%

(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.25% (8)	2.25%	2.25%	2.25%	2.26%	2.63%

(8)	Annualized for periods less than one year.

(9)	Not annualized.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Hedged Equity Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I
	For the Six
	Months Ended
	February 28,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2026		August 31,		August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2025		2024		2023	2022	2021
Net Asset Value, Beginning of Year/Period	$14.43		$12.98		$10.96		$10.13	$11.33	$10.96
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		(0.03)		(0.01)		0.01	(0.01)	(0.06)
Net realized and unrealized gain (loss)	0.60		1.49		2.06		1.06	(0.07)	1.19
Total from investment operations	0.59		1.46		2.05		1.07	(0.08)	1.13
Dividends and Distributions:
Dividends from net investment income	—		(0.01)		—		—	(1.12)	(0.76)
Distributions from realized gains	—		—		(0.03)		(0.24)	—	—
Total dividends and distributions	—		(0.01)		(0.03)		(0.24)	(1.12)	(0.76)
Net Asset Value, End of Year/Period	$15.02		$14.43		$12.98		$10.96	$10.13	$11.33
Total Return*	4.09	% +	11.27	% +	18.71%		10.80%	(0.98)%	10.91%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$516,675		$317,747		$167,039		$113,264	$61,982	$33,478
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,4)	1.49	% (8)	1.58%		1.64%		1.70%	1.77%	1.84%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,5)	1.31	% (8)	1.32%		1.33%		1.36%	1.29%	1.84%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(0.19	)% (8)	(0.20)%		(0.08)%		0.14%	(0.13)%	(0.51)%
Portfolio Turnover Rate	7	% (9)	38%		28%		12%	23%	44%

	CLASS R6
	For the Six
	Months Ended
	February 28,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2026		August 31,		August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2025		2024		2023	2022	2021
Net Asset Value, Beginning of Year/Period	$14.95		$13.40		$11.29		$10.40	$11.58	$11.13
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		0.02		0.04		0.07	0.02	(0.02)
Net realized and unrealized gain (loss)	0.62		1.54		2.10		1.06	(0.08)	1.23
Total from investment operations	0.63		1.56		2.14		1.13	(0.06)	1.21
Dividends and Distributions:
Dividends from net investment income	—		(0.01)		—		—	(1.12)	(0.76)
Distributions from realized gains	—		—		(0.03)		(0.24)	—	—
Total dividends and distributions	—		(0.01)		(0.03)		(0.24)	(1.12)	(0.76)
Net Asset Value, End of Year/Period	$15.58		$14.95		$13.40		$11.29	$10.40	$11.58
Total Return*	4.21	% +	11.67	% +	18.96	% +	11.10%	(0.77)%	11.49%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$591		$637		$935		$1,766	$11,289	$17,970
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,6)	1.49	% (8)	1.58%		1.64%		1.70%	1.77%	1.84%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,7)	1.05	% (8)	1.06%		1.07%		1.10%	1.03%	1.38%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	0.13	% (8)	0.14%		0.37%		0.64%	0.20%	(0.20)%
Portfolio Turnover Rate	7	% (9)	38%		28%		12%	23%	44%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Does not include the expenses of other investment companies in which the Fund invests.

(3)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.43% (8)	1.51%	1.56%	1.59%	1.74%	1.79%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.25% (8)	1.25%	1.25%	1.25%	1.26%	1.79%

(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

1.43% (8)	1.51%	1.56%	1.59%	1.74%	1.79%

(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

0.99% (8)	0.99%	0.99%	0.99%	1.00%	1.33%

(8)	Annualized for periods less than one year.

(9)	Not annualized

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Small Cap Value Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	For the Six
	Months Ended		For the Six		For the	For the		For the		For the
	February 28,		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		February 28,	February 29,		February 28,		February 28,
	(Unaudited)		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$66.99		$58.56		$54.80	$47.21		$47.22		$44.01
Income (Loss) from Investment Operations:
Net investment income (1)	0.29		0.73		0.77	0.42		0.10		(0.14)
Net realized and unrealized gain (loss)	8.33		7.70		3.42	7.19		(0.11)		3.36
Total from investment operations	8.62		8.43		4.19	7.61		(0.01)		3.22
Dividends and Distributions:
Dividends from net investment income	(1.49)		—		(0.43)	(0.02)		—		(0.01)
Distributions from realized gains	(1.21)		—		—	—		—		—
Total dividends and distributions	(2.70)		—		(0.43)	(0.02)		—		(0.01)
Net Asset Value, End of Year/Period	$72.91		$66.99		$58.56	$54.80		$47.21		$47.22
Total Return*	13.08	% (2)+	14.40	% (2)	7.58%	16.14	% +	(0.02	)% +	7.32%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$15,533		$13,058		$11,450	$10,957		$9,683		$9,893
Ratio of gross operating expenses to average net assets (including interest expenses)(4)	1.76	% (3)	1.96	% (3)	2.13%	2.35%		2.45%		2.39%
Ratio of net operating expenses to average net assets (including interest Expenses) (5)	1.20	% (3)	1.20	% (3)	1.40%	1.50%		1.50%		1.50%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	0.81	% (3)	2.50	% (3)	1.30%	0.88%		0.22%		(0.30)%
Portfolio Turnover Rate	63	% (2)	20	% (2)	38%	55%		38%		62%

	CLASS C
	For the Six
	Months Ended		For the Six		For the	For the		For the		For the
	February 28,		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		February 28,	February 29,		February 28,		February 28,
	(Unaudited)		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$60.06		$52.70		$49.38	$42.84		$43.17		$40.54
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**	0.47		0.30	0.05		(0.22)		(0.46)
Net realized and unrealized gain (loss)	7.50		6.89		3.05	6.49		(0.11)		3.09
Total from investment operations	7.50		7.36		3.35	6.54		(0.33)		2.63
Dividends and Distributions:
Dividends from net investment income	(1.05)		—		(0.03)	—		—		—
Distributions from realized gains	(1.21)		—		—	—		—		—
Total dividends and distributions	(2.26)		—		(0.03)	—		—		—
Redemption Fees	—		—		—	—		—		0.00 **
Net Asset Value, End of Year/Period	$65.30		$60.06		$52.70	$49.38		$42.84		$43.17
Total Return*	12.67	% (2)+	13.97	% (2)+	6.78%	15.27	% +	(0.76	)% +	6.49%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$2,295		$1,330		$1,295	$1,179		$1,942		$1,569
Ratio of gross operating expenses to average net assets (including interest expenses)(7)	2.49	% (3)	2.71	% (3)	2.88%	3.10%		3.20%		3.08%
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	1.95	% (3)	1.95	% (3)	2.15%	2.25%		2.25%		2.25%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	0.00	% (3)	1.79	% (3)	0.57%	0.11%		(0.55)%		(1.05)%
Portfolio Turnover Rate	63	% (2)	20	% (2)	38%	55%		38%		62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Not annualized.

(3)	Annualized.

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class A:

1.76% (3)	1.96% (3)	2.13%	2.35%	2.45%	2.39%

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class A:

1.20% (3)	1.20% (3)	1.40%	1.50%	1.50%	1.50%

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class C:

2.49% (3)	2.71% (3)	2.88%	3.10%	3.20%	3.08%

(8)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class C:

1.95% (3)	1.95% (3)	2.15%	2.25%	2.25%	2.25%

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than $0.005 cent per share.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Small Cap Value Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I
	For the Six
	Months Ended		For the Six		For the	For the		For the		For the
	February 28,		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		February 28,	February 29,		February 28,		February 28,
	(Unaudited)		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$69.27		$60.48		$56.52	$48.68		$48.57		$45.23
Income (Loss) from Investment Operations:
Net investment income (1)	0.36		0.83		1.01	0.56		0.20		(0.03)
Net realized and unrealized gain (loss)	8.65		7.96		3.53	7.42		(0.09)		3.45
Total from investment operations	9.01		8.79		4.54	7.98		0.11		3.42
Dividends and Distributions:
Dividends from net investment income	(1.72)		—		(0.58)	(0.14)		—		(0.08)
Distributions from realized gains	(1.21)		—		—	—		—		—
Total dividends and distributions	(2.93)		—		(0.58)	(0.14)		—		(0.08)
Redemption Fees	—		—		—	—		—		0.00	**
Net Asset Value, End of Year/Period	$75.35		$69.27		$60.48	$56.52		$48.68		$48.57
Total Return*	13.23	% (2)+	14.53	% (2)+	7.95%	16.42	% +	0.23	% +	7.57%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$24,813		$17,099		$14,565	$12,147		$16,026		$10,779
Ratio of gross operating expenses to average net assets (including interest expenses)(4)	1.49	% (3)	1.71	% (3)	1.87%	2.09%		2.20%		2.14%
Ratio of net operating expenses to average net assets (including interest Expenses) (5)	0.95	% (3)	0.95	% (3)	1.07%	1.25%		1.25%		1.25%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	0.98	% (3)	2.75	% (3)	1.64%	1.13%		0.45%		(0.07)%
Portfolio Turnover Rate	63	% (2)	20	% (2)	38%	55%		38%		62%

	CLASS R6
	For the Six
	Months Ended		For the Six		For the	For the		For the		For the
	February 28,		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		February 28,	February 29,		February 28,		February 28,
	(Unaudited)		2025		2025	2024		2023		2022	****
Net Asset Value, Beginning of Year/Period	$69.28		$60.48		$56.53	$48.68		$48.57		$50.04
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.71		1.10		1.00	0.55		0.20		—
Net realized and unrealized gain (loss)	8.30		7.70		3.53	7.44		(0.09)		(1.39)
Total from investment operations	9.01		8.80		4.53	7.99		0.11		(1.39)
Dividends and Distributions:
Dividends from net investment income	(1.72)		—		(0.58)	(0.14)		—		(0.08)
Distributions from realized gains	(1.21)		—		—	—		—		—
Total dividends and distributions	(2.93)		—		(0.58)	(0.14)		—		(0.08)
Net Asset Value, End of Year/Period	$75.36		$69.28		$60.48	$56.53		$48.68		$48.57
Total Return*	13.23	% (2)+	14.55	% (2)	7.93%	16.44%+		0.23%+		(2.77	)% (2)
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$0	***	$0	***	$0 ***	$0	***	$0	***	$0	***
Ratio of gross operating expenses to average net assets (including interest expenses)(7)	1.71	% (3)	1.71	% (3)	1.87%	2.09%		2.20%		2.14	% (3)
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	0.85	% (3)	0.85	% (3)	1.00%	1.00%		1.00%		1.00	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	1.94	% (3)	3.64	% (3)	1.79%	2.14%		0.45%		(0.02	)% (3)
Portfolio Turnover Rate	63	% (2)	20	% (2)	38%	55%		38%		62	% (2)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Not annualized.

(3)	Annualized.

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class I:

1.49% (3)	1.71% (3)	1.87%	2.09%	2.20%	2.14%

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class I:

0.95% (3)	0.95% (3)	1.07%	1.25%	1.25%	1.25%

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class R6:

1.71% (3)	1.71% (3)	1.87%	2.09%	2.20%	2.14% (3)

(8)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class R6:

0.85% (3)	0.85% (3)	1.00%	1.00%	1.00%	1.00% (3)

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than $0.005 cent per share.

***	Less than 1,000.

****	Class R6 commenced operations on November 4, 2021.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Long/Short Opportunity Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	For the Six
	Months Ended		For the Six		For the	For the		For the		For the
	February 28,		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		February 28,	February 29,		February 28,		February 28,
	(Unaudited)		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$36.25		$33.18		$32.45	$31.04		$33.38		$31.48
Income (Loss) from Investment Operations:
Net investment income (1)	0.16		0.19		0.37	0.51		0.36		0.17
Net realized and unrealized gain (loss)	4.82		2.88		1.94	1.57		(0.66)		4.63
Total from investment operations	4.98		3.07		2.31	2.08		(0.30)		4.80
Dividends and Distributions:
Dividends from net investment income	(0.29)		—		(0.44)	(0.62)		(0.16)		(0.34)
Distributions from realized gains	(2.16)		—		(1.14)	(0.05)		(1.88)		(2.56)
Total dividends and distributions	(2.45)		—		(1.58)	(0.67)		(2.04)		(2.90)
Net Asset Value, End of Year/Period	$38.78		$36.25		$33.18	$32.45		$31.04		$33.38
Total Return*	14.31	% (2)+	9.25	% (2)+	7.04%	6.80	% +	(0.62)	% +	15.40%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$53,599		$48,962		$46,182	$48,966		$50,585		$52,102
Ratio of gross operating expenses to average net assets (including dividend expenses)(4)	1.92	% (3)	2.09	% (3)	2.05%	1.61%		1.61%		1.65%
Ratio of net operating expenses to average net assets (including dividend expenses) (5)	1.92	% (3)	2.09	% (3)	2.05%	1.61%		1.58%		1.68%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	0.88	% (3)	1.13	% (3)	1.09%	1.64%		1.14%		0.49%
Portfolio Turnover Rate	23	% (2)	24	% (2)	37%	73%		58%		51%

	CLASS C
	For the Six
	Months Ended		For the Six		For the	For the		For the		For the
	February 28,		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		February 28,	February 29,		February 28,		February 28,
	(Unaudited)		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$33.63		$30.90		$30.28	$29.02		$31.41		$29.75
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02		0.06		0.11	0.26		0.12		(0.06)
Net realized and unrealized gain (loss)	4.48		2.67		1.81	1.46		(0.63)		4.38
Total from investment operations	4.50		2.73		1.92	1.72		(0.51)		4.32
Dividends and Distributions:
Dividends from net investment income	(0.04)		—		(0.16)	(0.41)		—		(0.10)
Distributions from realized gains	(2.16)		—		(1.14)	(0.05)		(1.88)		(2.56)
Total dividends and distributions	(2.20)		—		(1.30)	(0.46)		(1.88)		(2.66)
Net Asset Value, End of Year/Period	$35.93		$33.63		$30.90	$30.28		$29.02		$31.41
Total Return*	13.90	% (2)+	8.84	% (2)+	6.26%	5.99%		(1.37)%		14.64%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$2,169		$1,984		$2,002	$2,678		$2,754		$3,158
Ratio of gross operating expenses to average net assets (including dividend expenses)(7)	2.67	% (3)	2.83	% (3)	2.81%	2.36%		2.35%		2.32%
Ratio of net operating expenses to average net assets (including dividend expenses) (8)	2.67	% (3)	2.83	% (3)	2.81%	2.36%		2.32%		2.35%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	0.13	% (3)	0.38	% (3)	0.35%	0.90%		0.39%		(0.18)%
Portfolio Turnover Rate	23	% (2)	24	% (2)	37%	73%		58%		51%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Not annualized.

(3)	Annualized.

(4)	Ratio of gross expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class A:

1.41% (3)	1.46% (3)	1.49%	1.43%	1.48%	1.45%

(5)	Ratio of net operating expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class A:

1.41% (3)	1.46% (3)	1.49%	1.43%	1.45%	1.48%

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class C:

2.16% (3)	2.20% (3)	2.24%	2.18%	2.22%	2.10%

(8)	Ratio of net operating expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class C:

2.16% (3)	2.20% (3)	2.24%	2.18%	2.19%	2.13%

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Long/Short Opportunity Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I
	For the Six
	Months Ended		For the Six		For the	For the		For the		For the
	February 28,		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		February 28,	February 29,		February 28,		February 28,
	(Unaudited)		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$36.70		$33.55		$32.79	$31.37		$33.71		$31.76
Income (Loss) from Investment Operations:
Net investment income (1)	0.21		0.24		0.46	0.59		0.44		0.25
Net realized and unrealized gain (loss)	4.88		2.91		1.97	1.58		(0.66)		4.69
Total from investment operations	5.09		3.15		2.43	2.17		(0.22)		4.94
Dividends and Distributions:
Dividends from net investment income	(0.38)		—		(0.53)	(0.70)		(0.24)		(0.43)
Distributions from realized gains	(2.16)		—		(1.14)	(0.05)		(1.88)		(2.56)
Total dividends and distributions	(2.54)		—		(1.67)	(0.75)		(2.12)		(2.99)
Net Asset Value, End of Year/Period	$39.25		$36.70		$33.55	$32.79		$31.37		$33.71
Total Return*	14.45	% (2)+	9.39	% (2)+	7.33%	7.03	% +	(0.36	)% +	15.69%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$53,406		$46,942		$43,194	$45,349		$46,802		$48,198
Ratio of gross operating expenses to average net assets (including dividend expenses)(4)	1.67	% (3)	1.84	% (3)	1.80%	1.36%		1.36%		1.41%
Ratio of net operating expenses to average net assets (including dividend expenses) (5)	1.67	% (3)	1.84	% (3)	1.80%	1.36%		1.33%		1.44%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	1.13	% (3)	1.38	% (3)	1.35%	1.90%		1.39%		0.72%
Portfolio Turnover Rate	23	% (2)	24	% (2)	37%	73%		58%		51%

	CLASS R6
	For the Six
	Months Ended		For the Six		For the	For the		For the		For the
	February 28,		Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		February 28,	February 29,		February 28,		February 28,
	(Unaudited)		2025		2025	2024		2023		2022
Net Asset Value, Beginning of Year/Period	$36.71		$33.55		$32.80	$31.37		$33.71		$35.83
Income (Loss) from Investment Operations:
Net investment income (1)	0.42		0.43		0.46	0.59		0.44		0.12
Net realized and unrealized gain (loss)	4.66		2.73		1.96	1.59		(0.66)		0.75
Total from investment operations	5.08		3.16		2.42	2.18		(0.22)		0.87
Dividends and Distributions:
Dividends from net investment income	(0.38)		—		(0.53)	(0.70)		(0.24)		(0.43)
Distributions from realized gains	(2.16)		—		(1.14)	(0.05)		(1.88)		(2.56)
Total dividends and distributions	(2.54)		—		(1.67)	(0.75)		(2.12)		(2.99)
Net Asset Value, End of Year/Period	$39.25		$36.71		$33.55	$32.80		$31.37		$33.71
Total Return*	14.42	% (2)	9.42	% (2)	7.29%	7.07	% +	(0.36	)% +	2.55	% (2)
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$0	**	$0	**	$0 **	$0	**	$0	**	$0	**
Ratio of gross operating expenses to average net assets (including dividend expenses)(7)	1.67	% (3)	1.84	% (3)	1.80%	1.36%		1.36%		1.41	% (3)
Ratio of net operating expenses to average net assets (including dividend expenses) (8)	1.51	% (3)	1.63	% (3)	1.56%	1.18%		1.13%		1.23	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	2.25	% (3)	2.52	% (3)	1.38%	2.54%		1.77%		1.05	% (3)
Portfolio Turnover Rate	23	% (2)	24	% (2)	37%	73%		58%		51	% (2)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Not annualized.

(3)	Annualized.

(4)	Ratio of gross expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class I:

1.16% (3)	1.21% (3)	1.24%	1.18%	1.23%	1.18%

(5)	Ratio of net operating expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class I:

1.16% (3)	1.21% (3)	1.24%	1.18%	1.20%	1.21%

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class R6:

1.16% (3)	1.21% (3)	1.24%	1.18%	1.23%	1.18% (3)

(8)	Ratio of net operating expenses to average net assets (excluding dividend expenses) for the Easterly Long/Short Opportunity Fund - Class R6:

1.00% (3)	1.00% (3)	1.00%	1.00%	1.00%	1.00% (3)

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than 1,000.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Income Opportunities Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class A
	For the Six
	Months Ended		For the		For the	For the		For the		For the
	February 28,		Nine Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		November 30,	November 30,		November 30,		November 30,
	(Unaudited)		2025		2024	2023		2022		2021
Net Asset Value, Beginning of Year/Period	$10.30		$10.11		$9.75	$10.00		$11.26		$11.35
Income (Loss) from Investment Operations:
Net investment income (1)	0.27		0.36		0.52	0.43		0.32		0.36
Net realized and unrealized gain (loss)	0.14		0.20		0.40	(0.04)		(1.07)		0.24
Total from investment operations	0.41		0.56		0.92	0.39		(0.75)		0.60
Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.35)		(0.47)	(0.64)		(0.34)		(0.38)
Distributions from realized gains	—		—		—	—		(0.17)		(0.31)
Distributions from return of capital	—		(0.02)		(0.09)	—		—		—
Total dividends and distributions	(0.27)		(0.37)		(0.56)	(0.64)		(0.51)		(0.69)
Net Asset Value, End of Year/Period	$10.44		$10.30		$10.11	$9.75		$10.00		$11.26
Total Return*	3.99	% (9)	5.65% (9)		9.66%	4.04%		(6.84)%		5.44	% #
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$11,128		$10,457		$7,738	$6,031		$11,247		$15,664
Ratio of gross operating expenses to average net assets including interest expense (3)	1.88	% (8)	1.88	% (8)	1.95%	1.93	% (2)	1.86	% (2)	1.86	% (2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.70	% (8)	1.85	% (8)	1.87%	1.84	% (2)	1.80	% (2)	1.76	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.32	% (8)	4.76	% (8)	5.27%	4.32	% (2)	3.01	% (2)	3.18	% (2)
Portfolio Turnover Rate	27	% (9)	32	% (9)	28%	42%		77%		84%

	Class C
	For the Six
	Months Ended		For the		For the	For the		For the		For the
	February 28,		Nine Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		November 30,	November 30,		November 30,		November 30,
	(Unaudited)		2025		2024	2023		2022		2021
Net Asset Value, Beginning of Year/Period	$10.01		$9.84		$9.51	$9.76		$11.00		$11.10
Income (Loss) from Investment Operations:
Net investment income (1)	0.23		0.30		0.44	0.35		0.23		0.27
Net realized and unrealized gain (loss)	0.13		0.18		0.37	(0.03)		(1.04)		0.24
Total from investment operations	0.36		0.48		0.81	0.32		(0.81)		0.51
Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.29)		(0.39)	(0.57)		(0.26)		(0.30)
Distributions from realized gains	—		—		—	—		(0.17)		(0.31)
Distributions from return of capital	—		(0.02)		(0.09)	—		—		—
Total dividends and distributions	(0.23)		(0.31)		(0.48)	(0.57)		(0.43)		(0.61)
Net Asset Value, End of Year/Period	$10.14		$10.01		$9.84	$9.51		$9.76		$11.00
Total Return*	3.63	% (9)	5.01	% (9)	8.77%	3.37%		(7.50)%		4.71%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,759		$4,445		$3,831	$3,540		$4,467		$5,616
Ratio of gross operating expenses to average net assets including interest expense (5)	2.63	% (8)	2.63	% (8)	2.70%	2.68	% (2)	2.61	% (2)	2.61	% (2)
Ratio of net operating expenses to average net assets including interest expense (6)	2.45	% (8)	2.60	% (8)	2.62%	2.59	% (2)	2.55	% (2)	2.51	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	4.57	% (8)	4.02	% (8)	4.52%	3.58	% (2)	2.28	% (2)	2.41	% (2)
Portfolio Turnover Rate	27	% (9)	32	% (9)	28%	42%		77%		84%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests

(3)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class A:

1.78% (8)	1.76% (8)	1.81%	1.82% (2)	1.79% (2)	1.83% (2)

(4)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class A:

1.60% (8)	1.73% (8)	1.73%	1.73% (2)	1.73% (2)	1.73% (2)

(5)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class C:

2.53% (8)	2.52% (8)	2.56%	2.57% (2)	2.54% (2)	2.58% (2)

(6)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class C:

2.35% (8)	2.48% (8)	2.48%	2.48% (2)	2.48% (2)	2.48% (2)

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

Easterly Income Opportunities Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class I
	For the Six
	Months Ended		For the		For the	For the		For the		For the
	February 28,		Nine Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		November 30,	November 30,		November 30,		November 30,
	(Unaudited)		2025		2024	2023		2022		2021
Net Asset Value, Beginning of Year/Period	$10.00		$9.84		$9.51	$9.76		$11.00		$11.10
Income (Loss) from Investment Operations:
Net investment income (1)	0.28		0.37		0.53	0.44		0.34		0.38
Net realized and unrealized gain (loss)	0.13		0.18		0.38	(0.02)		(1.05)		0.23
Total from investment operations	0.41		0.55		0.91	0.42		(0.71)		0.61
Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.37)		(0.49)	(0.67)		(0.36)		(0.40)
Distributions from realized gains	—		—		—	—		(0.17)		(0.31)
Distributions from return of capital	—		(0.02)		(0.09)	—		—		—
Total dividends and distributions	(0.28)		(0.39)		(0.58)	(0.67)		(0.53)		(0.71)
Net Asset Value, End of Year/Period	$10.13		$10.00		$9.84	$9.51		$9.76		$11.00
Total Return*	4.15	% (9)	5.71	% (9)	9.86%	4.42%		(6.58)%		5.74%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$317,827		$302,236		$253,654	$229,747		$206,630		$215,003
Ratio of gross operating expenses to average net assets including interest expense (3)	1.63	% (8)	1.63	% (8)	1.70%	1.68	% (2)	1.61	% (2)	1.61	% (2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.45	% (8)	1.60	% (8)	1.62%	1.59	% (2)	1.55	% (2)	1.51	% (2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.58	% (8)	5.02	% (8)	5.52%	4.59	% (2)	3.29	% (2)	3.40	% (2)
Portfolio Turnover Rate	27	% (9)	32	% (9)	28%	42%		77%		84%

	Class R6
	For the Six
	Months Ended		For the		For the	For the		For the		For the
	February 28,		Nine Months Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		August 31,		November 30,	November 30,		November 30,		November 30,
	(Unaudited)		2025		2024	2023		2022		2021
Net Asset Value, Beginning of Year/Period	$10.37		$10.14		$9.73	$9.93		$11.15		$11.20
Income (Loss) from Investment Operations:
Net investment income (1)	0.31		0.43		0.61	0.49		0.38		0.43
Net realized and unrealized gain (loss)	0.14		0.19		0.38	(0.02)		(1.07)		0.23
Total from investment operations	0.45		0.62		0.99	0.47		(0.69)		0.66
Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.37)		(0.49)	(0.67)		(0.36)		(0.40)
Distributions from realized gains	—		—		—	—		(0.17)		(0.31)
Distributions from return of capital	—		(0.02)		(0.09)	—		—		—
Total dividends and distributions	(0.28)		(0.39)		(0.58)	(0.67)		(0.53)		(0.71)
Net Asset Value, End of Year/Period	$10.54		$10.37		$10.14	$9.73		$9.93		$11.15
Total Return*	4.39	% (9)	6.24	% (9)	10.48%	4.86%		(6.30)%		6.16%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$91,136		$96,713		$76,552	$79,458		$92,994		$61,289
Ratio of gross operating expenses to average net assets
including interest expense (5)	1.63	% (8)	1.63	% (8)	1.70%	1.68	% (2)	1.61	% (2)	1.63	% (2)
Ratio of net operating expenses to average net assets
including interest expense (6)	0.99	% (8)	1.01	% (8)	1.03%	1.20	% (2)	1.18	% (2)	1.14	% (2)
Ratio of net investment income (loss) after expense
reimbursement to average net assets (7)	6.04	% (8)	5.61	% (8)	6.11%	4.97	% (2)	3.68	% (2)	3.82	% (2)
Portfolio Turnover Rate	27	% (9)	32	% (9)	28%	42%		77%		84%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class I:

1.53% (8)	1.52% (8)	1.56%	1.57% (2)	1.54% (2)	1.58% (2)

(4)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class I:

1.35% (8)	1.48% (8)	1.48%	1.48% (2)	1.48% (2)	1.48% (2)

(5)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class R6:

1.53% (8)	1.52% (8)	1.56%	1.57% (2)	1.54% (2)	1.61% (2)

(6)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Income Opportunities Fund - Class R6:

0.89% (8)	0.89% (8)	0.89%	1.09% (2)	1.11% (2)	1.11% (2)

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of six series. Easterly Investment Partners LLC serves as the Funds’ advisor. These financial statements include the following five series which are all diversified:

Fund	Sub-Advisor
Easterly Global Real Estate Fund (“Global Real Estate”)
Easterly Hedged Equity Fund (“Hedged Equity”)	EAB Investment Group, LLC
Easterly Snow Small Cap Value Fund (“Small Cap Value”)
Easterly Snow Long/Short Opportunity Fund (“Long/Short Opportunity”)
Easterly Income Opportunities Fund (“Income Opportunities”)	Orange Investment Advisors LLC

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent.

Fund	Primary Objective
Global Real Estate	Total return through a combination of current income and capital appreciation
Hedged Equity	Capital appreciation
Small Cap Value	Long Term Capital Appreciation
Long/Short Opportunity	Long Term Capital Appreciation and protection of principal investment
Income Opportunities	High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Hedged Equity is a “fund of funds”, in that the Fund will generally invest in other investment companies. Currently, each Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares of each fund are offered at net asset value plus a maximum sales load of 5.75% except Income Opportunities which has a 2.00% maximum sales load. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the composite mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the composite mean of the current bid and asked prices as of Valuation Time. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The Global Real Estate Fund uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Valuation Designee has developed fair value methodologies/formulas for odd lot bond pricing in light of the fact that pricing services typically only provide valuations for round lots. The Valuation Designee shall obtain from the sub-adviser fair valuation recommendations that take into account the accuracy of available pricing, the discounted price at the time of purchase, the size of the odd lot and other factors, including historical market data, that reflect the discounted valuation at the time of purchase and going forward. To the extent that odd lot pricing is available directly from a pricing service provider, the valuation designee may consider pricing its odd lots using said service.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026, for the Funds’ assets and liabilities measured at fair value:

Global Real Estate

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$120,408,416	$61,226,983	$—	$181,635,399
Total	$120,408,416	$61,226,983	$—	$181,635,399

Hedged Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$475,048,075	$—	$—	$475,048,075
Put Options Purchased	—	13,745,750	—	13,745,750
Total	$475,048,075	$13,745,750	$—	$488,793,825
Derivatives* - Assets
Total Return Swaps	$—	$7,080,239	$—	$7,080,239
Total	$—	$7,080,239	$—	$7,080,239
Derivatives* - Liabilities
Call Options Written	$(1,033,025)	$—	$—	$(1,033,025)
Put Options Written	—	(5,109,000)	—	(5,109,000)
Total	$(1,033,025)	$(5,109,000)	$—	$(6,142,025)

Small Cap Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$42,167,424	$—	$—	$42,167,424
Total	$42,167,424	$—	$—	$42,167,424

Long/Short Opportunity

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$118,777,276	$—	$—	$118,777,276
Exchange Traded Funds	3,123,800	—	—	3,123,800
Corporate Bonds	—	4,189,044	—	4,189,044
Total Assets	$121,901,076	$4,189,044	$—	$126,090,120
Liability Derivatives
Call Options Written	$—	$(2,923,303)	$—	$(2,923,303)
Put Options Written	—	(337,868)	—	(337,868)
Common Stocks	(6,366,604)	—	—	(6,366,604)
Exchange Traded Funds	(34,502,698)	—	—	(34,502,698)
Total Liabilities	$(40,869,302)	$(3,261,171)	$—	$(44,130,473)

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

Income Opportunities

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$276,258,379	$—	$276,258,379
Corporate Bonds	—	63,642,657	—	63,642,657
Municipal Bonds	—	969,200	—	969,200
U.S. Government & Agencies	—	37,060,450	—	37,060,450
Total Assets	$—	$377,930,686	$—	$377,930,686
Assets - Derivatives
Credit Default Swap**	$—	$297,668	$—	$297,668
Futures**	149,420	—	—	149,420
Total Asset Derivatives	$149,420	$297,668	$—	$447,088
Liabilities - Derivatives
Credit Default Swap**	$—	$(1,150,405)	$—	$(1,150,405)
Total Liability Derivatives	$—	$(1,150,405)	$—	$(1,150,405)

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.

**	Amounts shown for swaps and futures are unrealized appreciation/depreciation.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2023-2025 returns and expected to be taken in the Funds’ 2026 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2026, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

	Income	Capital
Fund	Dividends	Gains
Global Real Estate	Quarterly	Annually
Hedged Equity	Annually	Annually
Small Cap Value	Annually	Annually
Long/Short Opportunity	Annually	Annually
Income Opportunities	Monthly	Annually

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Real Estate Investment Trust (“REIT”). The Global Real Estate Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

Market Disruptions Risk. The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Funds to lose value.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a)  Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

	Management	Expense Limitation					Expenses Reimbursed
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 2/28/2026
Global Real Estate	0.90%	1.69%	2.37%	1.04%	0.94%	12/31/2026	$221,874
Hedged Equity	1.20%	1.50%	2.25%	1.25%	0.99%	12/31/2026	392,087
Small Cap Value	0.75%	1.20%	1.95%	0.95%	0.85%	12/31/2026	100,951
Long/Short Opportunity	0.80%	1.55%	2.30%	1.30%	1.00%	12/31/2026	—
Income Opportunities	1.20%	1.53%	2.28%	1.28%	0.89%	12/31/2026	574,222

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	8/31/26	11/30/26	2/28/27	8/31/27	11/30/27	2/28/28	8/31/28
Global Real Estate	$664,778	$—	$—	$517,149	$—	$—	$423,723
Hedged Equity	355,145	—	—	446,764	—	—	573,561
Small Cap Value	—	—	194,993	—	—	207,589	104,072
Long/Short Opportunity	—	—	—	—	—	—	—
Income Opportunities	—	619,614	—	—	738,287	—	464,007

(c)  Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A shares, Class C shares and Investor Class of Shares of the Fund as shown in the chart below. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rates of the average daily net assets as shown in the chart below.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

	12b-1 Fees
Fund	Cl A	Cl C
Global Real Estate Fund	0.25%	1.00%
Hedged Equity Fund	0.25%	1.00%
Small Cap value	0.25%	1.00%
Long/Short Opportunities	0.25%	1.00%
Income Opportunities	0.25%	1.00%

For the six months ended, February 28, 2026, sales charges on sales of the Fund’s Class A and Class C shares were as follows:

	Sales Charges Class A	Sales Charges Class C
Fund	Easterly Securities, LLC	Easterly Securities, LLC
Global Real Estate	$1,197	$856
Hedged Equity Fund	55,766	16,720
Small Cap Value	10,907	7,998
Long/Short Opportunity	20	140
Income Opportunities	9,999	6,119

For the six months ended February 28, 2026 CDSC fees were as follows.

Fund	CDSC Fees
Global Real Estate	$—
Hedged Equity	136
Small Cap Value	—
Long/Short Opportunities	—
Income Opportunities	—

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a)  For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchases	Sales
Global Real Estate Fund	$199,586,018	$251,829,812
Hedged Equity Fund	185,268,040	26,955,800
Small Cap Value	30,301,552	22,587,703
Long/Short Opportunities	19,826,928	26,412,951
Income Opportunities	173,511,264	138,638,414

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

(b) Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(d) Futures Contracts – Certain funds may purchase and sell futures contracts. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

(e) Swap Agreements – Certain funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(f) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(g) The Easterly Long/Short Opportunity Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as dividend or interest expense.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 28, 2026, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Easterly Hedged Equity Fund
	Put options purchased	Equity	Investments, at value	$13,745,750
	Call options written	Equity	Options written	(1,033,025)
	Put options written	Equity	Options written	(5,109,000)
	Swap Contracts	Equity	Unrealized appreciation on swaps	7,080,239
			Total	$14,683,964
Long/Short Opportunity
	Call options written	Equity	Options written	$(2,923,303)
	Put options written	Equity	Options written	(337,868)
			Total	$(3,261,171)
Income Opportunities
	Swap Contracts	Credit Default	Unrealized appreciation on swaps	$297,668
	Futures	Interest Rate	Unrealized appreciation on futures	149,420
	Swap Contracts	Credit Default	Unrealized depreciation on swaps	(1,150,405)
			Total	$(703,317)

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2026, were as follows:

					Realized and unrealized gain
Fund	Derivative	Location of gain (loss) on derivatives	Risk Type		(loss) on derivatives
Hedged Equity
	Options
		Net realized loss on options purchased
			Equity		$(42,101,566)
		Net realized gain on options written
			Equity		27,849,188
				Total	$(14,252,378)
		Net change in unrealized depreciation on options purchased
			Equity		$(45,006)
		Net change in unrealized appreciation on options written
			Equity		2,030,855
				Total	$1,985,849
	Swaps
		Net realized gain on swaps
			Equity		$11,323,094
		Net change in unrealized depreciation on swaps
			Equity		$(5,066,643)
				Total	$6,256,451
Long/Short Opportunity
	Options
		Net realized loss on options purchased
				Equity	$(12,649)
		Net realized gain on options written
				Equity	$1,331,536
				Total	$1,318,887
		Net change in unrealized depreciation on options written
				Equity	$(1,415,493)
				Total	$(1,415,493)

Income Opportunities
	Swaps Contracts
		Net realized loss on swaps
			Credit Default		$(79,130)
		Net change in unrealized depreciation on swaps
			Credit Default		$(1,072,835)
				Total	$(1,151,965)
	Futures
		Net realized gain on futures
			Interest Rate		$319,831
		Net change in unrealized appreciation on futures
			Interest Rate		$29,954
				Total	$349,785

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

The average notional value of the derivative instruments for the Funds during the six months ended February 28, 2026 was as follows:

	Options	Options	Total Return	Credit Default	Credit Default
	Purchased	Written	Swaps	Swaps - Long	Swaps - Short	Futures
Hedged Equity	$1,021,110,863	$1,502,998,825	$188,630,433	$—	$—	$—
Long/Short Opportunity	—	31,178,250	—	—	—	—
Income Opportunities	—	—	—	52,725,000	9,950,000	51,444,375

During the six months ended February 28, 2026, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at February 28, 2026 for the Funds.

Easterly Hedged Equity Fund
						Net Amounts
		Gross Amounts		Gross Amount		Presented in the	Financial		Cash	Net
		of Recognized		of Recognized		Statement of	Instruments		Collateral	Net Amount of
Description	Counterparty	Assets		Liabilities		Assets & Liabilities	Pledged		Pledged	Assets & Liabilities
Unrealized appreciation on total return swaps	Goldman Sachs	$7,080,239	(1)	$—		$7,080,239	$—		$—	$—

Options Purchased	Pershing	13,745,750	(1)	—		13,745,750	—		—	—

Options Writen	Pershing	—		(6,142,025	) (1)	(6,142,025)	6,142,025	(2)	—	—
		$20,825,989		$(6,142,025)		$14,683,964	$6,142,025		$—	$—

Long/Short Opportunity
						Net Amounts
		Gross Amounts		Gross Amount		Presented in the	Financial		Cash	Net
		of Recognized		of Recognized		Statement of	Instruments		Collateral	Net Amount of
Description	Counterparty	Assets		Liabilities		Assets & Liabilities	Pledged		Pledged	Assets & Liabilities
Options Writen	Jefferies	$—		$3,261,171	(1)	$3,261,171	$(3,261,171	) (2)	$—	$—
		$—		$3,261,171		$3,261,171	$(3,261,171)		$—	$—

Income Opportunities
						Net Amounts
		Gross Amounts		Gross Amount		Presented in the	Financial		Cash	Net
		of Recognized		of Recognized		Statement of	Instruments		Collateral	Net Amount of
Description	Counterparty	Assets		Liabilities		Assets & Liabilities	Pledged		Pledged	Assets & Liabilities
Credit Default Swaps		$297,668	(1)	$—		$297,668	$—		$—	$—
		$297,668		$—		$297,668	$—		$—	$—

Description of Liability
Credit Default Swaps		$—		$(1,150,405	) (1)	$(1,150,405)	$1,150,405	(2)	$—	$—
		$—		$(1,150,405)		$(1,150,405)	$1,150,405		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Global Real Estate	$190,958,915	$11,488,294	$(20,811,810)	$(9,323,516)
Hedged Equity	412,898,642	79,023,807	(2,190,410)	76,833,397
Small Cap Value	36,108,655	7,459,766	(1,400,997)	6,058,769
Long/Short Opportunity	51,586,030	40,688,697	(10,315,080)	30,373,617
Income Opportunities	398,151,182	24,848,895	(45,069,391)	(20,220,496)

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the period ended August 31, 2025 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
8/31/2025	Income	Capital Gains	Capital	Total
Global Real Estate*	$9,747,759	$—	$—	$9,747,759
Hedged Equity	193,188	—	—	193,188
Small Cap Value	—	—	—	—
Long/Short Opportunity	—	—	—	—
Income Opportunities	14,214,085	—	574,629	14,788,714

*	As of the tax year end December 31, 2024 for the Global Real Estate Fund.

During the prior year, the following funds had a change of fiscal year end to August 31:

●	Small Cap Value (from 2/28)

●	Long/Short Opportunity (from 2/28)

●	Income Opportunities (from 11/30)

The tax character of dividends paid during the prior fiscal periods ended was as follows:

	For fiscal year	Ordinary	Long-Term	Return of
	ended	Income	Capital Gains	Capital	Total
Global Real Estate*	12/31/2023	$11,832,568	$—	$—	$11,832,568
Hedged Equity	8/31/2024	312,459	—	—	312,459
Small Cap Value	2/28/2025	223,219	—	—	223,219
Small Cap Value	2/29/2024	33,756	—	—	33,756
Long/Short Opportunity	2/28/2025	1,307,640	3,008,540	—	4,316,180
Long/Short Opportunity	2/29/2024	1,909,851	136,752	—	2,046,603
Income Opportunities	11/30/2024	16,431,431	—	2,961,898	19,393,329
Income Opportunities	11/30/2023	22,317,560	—	—	22,317,560

*	As of the tax year end December 31, 2023 for the Global Real Estate Fund.

As of August 31, 2025 (for the Global Real Estate Fund in which its December 31, 2024 components of distributable earnings have been adjusted for August 31, 2025 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Global Real Estate	$2,120,265	$—	$—	$(340,366,531)	$—	$(31,948,434)	$(370,194,700)
Hedged Equity	—	—	(821,874)	(5,943,644)	(234,558)	66,731,048	59,730,972
Small Cap Value	749,071	572,812	—	—	—	6,700,695	8,022,578
Long/Short Opportunity	575,150	3,630,454	—	—	—	24,544,923	28,750,527
Income Opportunities	—	—	—	(2,246,768)	—	(13,148,543)	(15,395,311)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on swaps, 1256 futures and option contracts, and adjustments for partnerships, perpetual bonds, passive foreign investment companies, contingent convertible debt securities, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses). In addition, the amount listed under other book/tax differences for the Hedged Equity Fund are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Hedged Equity Fund incurred and elected to defer such late year losses of $821,874.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

Capital loss carry forwards, as of each Fund’s most recent tax year-ended August 31, 2025 (for the tax year ended December 31, 2024 for the Global Real Estate Fund), available to offset future capital gains, utilized capital gains, if any, are as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
Global Real Estate	$—	$327,043,919	$327,043,919	$—
Hedged Equity	5,943,644	—	5,943,644	—
Small Cap Value	—	—	—	341,197
Long/Short Opportunity	—	—	—	—
Income Opportunities	—	2,246,768	2,246,768	4,622,071

During the fiscal period ended August 31, 2025, certain funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2025 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Global Real Estate	$—	$—
Hedged Equity	(110,691)	110,691
Small Cap Value	13,713	(13,713)
Long/Short Opportunity	43,415	(43,415)
Income Opportunities	—	—

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Hedged Equity Fund will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2026, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 89.1%.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited) (Continued)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of February 28, 2026, the below entities held more than 25% of the voting securities for each of the Funds listed.

			American
			Enterprise
	LPL Financial, LLC	Merrill Lynch	Inv Svcs
Global Real Estate	—	—	—
Hedged Equity	26.41%	—	—
Small Cap Value	—	31.72%	—
Long/Short Opportunities	—	40.59%	—
Income Opportunities	—	—	28.94%

8.	LINE OF CREDIT

Income Opportunities has a $33,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit” ). The Line of Credit has an interest rate of the Prime Rate which is dependent upon the effective borrowing date (“Borrowing Date”). Income Opportunities pays the Lender a Commitment Fee of 1.00% based upon the Committed Loan Limit. For the six months ended February 28, 2026, the Fund did not incur any commitment fees, which are included in the Interest expenses in the Statement of Operations. Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable monthly. There were no borrowings outstanding for period end.

Income Opportunities entered into a Master Repurchase Agreement (the “Reverse Repo Facility”) with UMB Bank NA (“UMB”), which provides for financing primarily through UMB purchase of certain assets from the Fund and an agreement by the Fund to repurchase such assets back at an agreed-upon future date and price. In the event of the Fund’s default of the obligation to repurchase, UMB has the right to liquidate the assets and apply the proceeds in satisfaction of the Fund’s obligation to repurchase. The Reverse Repo Facility carries a rolling term which is reset monthly and advances thereunder may be made based on Federal Funds Target Range – Upper Limit (“FFTRU”) plus 125 basis points (FFTRU + 125 bps), and the Price Differential shall be calculated daily and paid by the Seller to Buyer on the first day of each month or on any Repurchase Date. During the six months ended February 28, 2026, there was no borrowings under the Reverse Repo Facility.

9.	NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

EASTERLY FUNDS
ADDITIONAL INFORMATION (Unaudited)
February 28, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations within the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Statement of Operations within the financial statements included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 5/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 5/5/2026

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer
Date: 5/5/2026